UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6477

SM&R Investments, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  August 31

Reporting period:  February 29, 2008


Item 1  Report to Shareholders

SEMI-ANNUAL REPORT

[GRAPHIC]

SM&R INVESTMENTS, INC.

SM&R Growth Fund
SM&R Equity Income Fund
SM&R Balanced Fund
SM&R Government Bond Fund
SM&R Tax Free Fund
SM&R Primary Fund
SM&R Money Market Fund

                                                              SEMI-ANNUAL REPORT

                                                               FEBRUARY 29, 2008

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the November 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES (Unaudited)

Each shareholder of the Company may incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Company and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2007, and held for six months ending February 29, 2008.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Company's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Company and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                          ACTUAL                HYPOTHETICAL
                                              --------------------------  --------------------------
                       BEGINNING                  ENDING       EXPENSES       ENDING       EXPENSES
                        ACCOUNT   ANNUALIZED      ACCOUNT        PAID         ACCOUNT        PAID
                         VALUE      EXPENSE        VALUE        DURING         VALUE        DURING
FUNDS                 (09/01/07)    RATIOS    (02/29/08) (1)  PERIOD (2)  (02/29/08) (1)  PERIOD (2)
--------------------  ----------  ----------  --------------  ----------  --------------  ----------
Growth Fund
   Class A             $1,000.00     1.36%       $889.89         $6.41       $1,018.15       $6.84
   Class B              1,000.00     1.86%        885.99          8.75        1,015.66        9.35
   Class T              1,000.00     1.13%        887.22          5.32        1,019.30        5.69
Equity Income Fund
   Class A              1,000.00     1.26%        902.84          5.98        1,018.65        6.34
   Class B              1,000.00     1.76%        901.62          8.34        1,016.16        8.85
   Class T              1,000.00     1.13%        902.88          5.36        1,019.30        5.69

                                                          ACTUAL                HYPOTHETICAL
                                              --------------------------  --------------------------
                       BEGINNING                  ENDING       EXPENSES       ENDING       EXPENSES
                        ACCOUNT   ANNUALIZED      ACCOUNT        PAID         ACCOUNT        PAID
                         VALUE      EXPENSE        VALUE        DURING         VALUE        DURING
FUNDS                 (09/01/07)    RATIOS    (02/29/08) (1)  PERIOD (2)  (02/29/08) (1)  PERIOD (2)
--------------------  ----------  ----------  --------------  ----------  --------------  ----------
Balanced Fund
   Class A             $1,000.00     1.30%       $  934.18       $6.27       $1,018.46       $6.54
   Class B              1,000.00     1.80%          933.05        8.67        1,015.96        9.05
   Class T              1,000.00     1.21%          933.74        5.83        1,018.90        6.09
Government Bond Fund
   Class A              1,000.00     0.73%        1,069.21        3.77        1,021.29        3.68
   Class B              1,000.00     1.23%        1,066.07        6.34        1,018.80        6.19
   Class T              1,000.00     0.73%        1,068.07        3.76        1,021.29        3.68
Tax Free Fund
   Class A              1,000.00     0.75%        1,018.07        3.77        1,021.19        3.78
   Class B              1,000.00     1.25%        1,015.70        6.28        1,018.70        6.29
   Class T              1,000.00     0.75%        1,018.04        3.77        1,021.20        3.78
Primary Fund            1,000.00     0.80%        1,021.40        4.03        1,020.95        4.03
Money Market Fund       1,000.00     0.50%        1,019.31        2.52        1,022.44        2.52

(1) The actual ending account value is based on actual total return of each class of each of the funds for the period September 1, 2007 to February 29, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on each class of each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 182/365 (to reflect the six month period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

On November 15, 2007, the Board of Directors of SM&R Investments, Inc. (the "Board") unanimously approved the renewal and extension of the investment advisory agreements with Securities Management and Research, Inc. (the "Manager") for the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund ("the Funds"). The Board considered a variety of factors in connection with its review of the advisory contracts (the "Contracts"), also taking into account information provided by the Manager during the course of the year, as discussed below:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the nature, quality and extent of the services provided to the Funds by the Manager based upon information and discussion provided by the Manager relating to the services performed by the Manager under the Contracts and relating to the Manager's operations, systems, and personnel. These services included, but were not limited to, management of the investment portfolios and a variety of activities related to investment portfolio management.

The Board also took into account its familiarity with the Manager's investment management for the Funds through regular Board meetings, discussions and reports during the preceding year. The Board further considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. After careful consideration of these matters, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager.

EXPENSES AND PERFORMANCE

The Board evaluated reports prepared by the Manager detailing the total expense ratios of each of the Funds as compared to other open-end investment companies deemed to be comparable based upon the Morningstar Principia Pro database with similar Morningstar category and prospectus objective to each Fund. The Board compared the total expense ratios of the Funds for the quarter ending September 30, 2007 to funds advised by other advisors that were deemed comparable by the Morningstar database for the quarter ending September 30, 2007. The SM&R Growth Fund (Classes A, B & T), SM&R Equity Income Fund (Classes A & T), SM&R Balanced Fund (Classes A, B & T), SM&R Government Bond Fund (Classes A, B & T) and SM&R Tax Free Fund (Classes A, B & T), all had total expense ratios that were lower than the Morningstar Fund Analysis average total expense ratios. The total expense ratios for the SM&R Equity Income Fund (Class B) and the SM&R Primary Fund were slightly higher than the Morningstar average total expense ratios. Therefore, the Board took into account that the Manager has voluntarily agreed to waive fees and/or limit expenses of the applicable Funds through December 31, 2008, so that total expenses are limited to a specified percentage of average daily net assets of each Fund. Total expenses include the management fees and administrative service fees which are paid to the Manager, but do not include interest, taxes, commissions, and other expenses incidental to portfolio transactions. Also taken under consideration were the current size of each Fund, and the level and method of computing the management fees. In light of these factors, the Board concluded that the fee paid to the Manager by the Funds is reasonable.

The Board reviewed the Funds' average annual total returns and compared these returns to comparable performance measures supplied by Lipper and Morningstar. On the basis of this evaluation of investments results, the Board concluded that the Funds' performance was satisfactory.

COST, BENEFITS, PROFITS AND ECONOMIES OF SCALE

The Board reviewed detailed information regarding the revenues received by the Manager under the Contracts and other benefits that the Manager may have realized from its relationship with the Funds. The Board also received information on the direct costs incurred by the Manager as well as profits realized. After careful consideration of this information, the Board concluded that the Manager's profits were reasonable in light of the services provided to the Funds.

APPROVAL OF THE CONTRACTS

As noted, the Board approved the renewal of the Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that the advisory fee structures are fair and reasonable and that the Contracts should be renewed.

SCHEDULE OF INVESTMENTS   February 29, 2008 (Unaudited)
SM&R GROWTH FUND

COMMON STOCKS
                                                             SHARES      VALUE
                                                             ------      -----
CONSUMER DISCRETIONARY--
HOUSEHOLD DURABLES--1.83%
Newell Rubbermaid Inc.                                       23,200  $   526,640
Stanley Works (The)                                          23,000    1,116,420
                                                                     -----------
                                                                       1,643,060
HOTELS RESTAURANTS & LEISURE--0.51%
Starwood Hotels & Resorts Worldwide, Inc.                     9,650      456,735
MEDIA--1.77%
Walt Disney Co. (The)                                        49,000    1,588,090
MULTILINE RETAIL--1.81%
Citi Trends Inc.*                                            18,900      274,239
J.C. Penney Co., Inc.                                        10,700      494,447
Target Corp.                                                 16,200      852,282
                                                                     -----------
                                                                       1,620,968
SPECIALTY RETAIL--3.05%
Bed Bath & Beyond Inc.*                                      13,900      393,926
Best Buy Co., Inc.                                           31,200    1,341,912
Home Depot, Inc. (The)                                       13,000      345,150
Limited Brands, Inc.                                         12,000      183,000
Lowe's Companies, Inc.                                       19,400      465,018
                                                                     -----------
                                                                       2,729,006
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--8.97%                                 8,037,859
                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--3.44%
Coca-Cola Co. (The)                                          24,000    1,403,040
PepsiCo, Inc.                                                24,000    1,669,440
                                                                     -----------
                                                                       3,072,480
FOOD & STAPLES RETAILING--0.82%
SUPERVALU INC.                                                9,350      245,437
Wal-Mart Stores, Inc.                                        10,000      495,900
                                                                     -----------
                                                                         741,337
HOUSEHOLD PRODUCTS--2.29%
Procter & Gamble Co. (The)                                   31,000    2,051,580
                                                                     -----------
   TOTAL CONSUMER STAPLES--6.55%                                       5,865,397
                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--4.30%
Baker Hughes Inc.                                            15,800    1,063,182
Schlumberger Ltd.                                            19,900    1,720,355
Transocean Inc.*                                              3,000      421,530
Weatherford International Ltd.*                               9,400      647,848
                                                                     -----------
                                                                       3,852,915
OIL, GAS & CONSUMABLE FUELS--9.69%
Anadarko Petroleum Corp.                                     10,600      675,644
BP PLC ADR                                                   11,700      758,979
Chevron Corp.                                                20,922    1,813,101
Exxon Mobil Corp.                                            45,000    3,915,450
Noble Corp.                                                  16,400      806,060
Royal Dutch Shell PLC, ADR                                   10,000      714,500
                                                                     -----------
                                                                       8,683,734
                                                                     -----------
   TOTAL ENERGY--13.99%                                               12,536,649
                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--6.25%
Bank of America Corp.                                        15,000      596,100
PNC Financial Services Group, Inc.                           29,000    1,781,470
U.S. Bancorp                                                 40,000    1,280,800
Wachovia Corp.                                               42,600    1,304,412
Washington Mutual, Inc.                                      13,400      198,320
Wells Fargo & Co.                                            15,000      438,450
                                                                     -----------
                                                                       5,599,552
DIVERSIFIED FINANCIAL SERVICES--5.80%
American Express Co.                                          5,000      211,500
Bear Stearns Companies Inc. (The)                             4,450      355,377
Charles Schwab Corp. (The)                                   29,400      576,534
Citigroup Inc.                                               38,550      914,021
Discover Financial Services*                                  7,500      113,175
FHLMC Gtd. Mtg. Certificate                                  10,250      258,094
Goldman Sachs Group, Inc. (The)                               4,000      678,520
JPMorgan Chase & Co.                                         13,800      560,970
Merrill Lynch & Co., Inc.                                     5,000      247,800
Morgan Stanley                                               15,000      631,800
National Financial Partners Corp.                             6,250      148,563
Principal Financial Group                                     9,000      497,070
                                                                     -----------
                                                                       5,193,424
INSURANCE--6.52%
Allstate Corp. (The)                                         12,300      587,079
American International Group, Inc.                           28,000    1,312,080
Aspen Insurance Holdings Ltd.                                20,350      588,929
Brown & Brown, Inc.                                          24,400      435,052
Hartford Financial Services Group, Inc. (The)                16,400    1,146,360
Prudential Financial, Inc.                                   16,500    1,204,005
RenaissanceRe Holdings Ltd.                                  10,400      570,960
                                                                     -----------
                                                                       5,844,465
                                                                     -----------
   TOTAL FINANCIALS--18.57%                                           16,637,441
                                                                     -----------

COMMON STOCKS
                                                             SHARES     VALUE
                                                             ------  -----------
HEALTH CARE--
BIOTECHNOLOGY--4.67%
Amgen Inc.*                                                   7,600  $   345,952
Celgene Corp.*                                               18,400    1,037,208
Genzyme Corp.*                                               12,000      851,040
Gilead Sciences, Inc.*                                       24,000    1,135,680
Given Imaging Ltd.*                                          36,900      585,234
PDL BioPharma Inc.*                                          14,600      233,308
                                                                     -----------
                                                                       4,188,422
HEALTH EQUIPMENT & SUPPLIES--2.22%
Advanced Medical Optics, Inc.*                                5,500      125,840
Covidien Ltd.*                                                4,650      198,973
Hologic, Inc.*                                                9,000      542,790
Medtronic, Inc.                                              14,650      723,124
Varian Medical Systems Inc.*                                  7,600      398,620
                                                                     -----------
                                                                       1,989,347
HEALTH CARE PROVIDERS & SERVICES--0.80%
DaVita, Inc.*                                                 5,025      249,391
UnitedHealth Group Inc.                                      10,000      464,800
                                                                     -----------
                                                                         714,191
PHARMACEUTICALS--6.21%
Abbott Laboratories                                          13,900      744,345
Allergan, Inc.                                                5,000      296,150
Endo Pharmaceuticals Holdings Inc.*                          11,450      300,677
Eli Lilly & Co.                                              41,200    2,060,824
Merck & Co. Inc.                                             38,000    1,683,400
Wyeth                                                        11,000      479,820
                                                                     -----------
                                                                       5,565,216
                                                                     -----------
   TOTAL HEALTH CARE--13.90%                                          12,457,176
                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--5.49%
Boeing Co. (The)                                             13,000    1,076,270
Goodrich Corp.                                               20,000    1,184,600
Honeywell International Inc.                                 14,500      834,330
Rockwell Collins, Inc.                                       13,000      765,700
United Technologies Corp.                                    15,000    1,057,650
                                                                     -----------
                                                                       4,918,550
AIR FREIGHT & LOGISTICS--1.36%
FedEx Corp.                                                   4,700      414,211
United Parcel Service, Inc. (Class B)                        11,400      800,736
                                                                     -----------
                                                                       1,214,947
CONSTRUCTION & ENGINEERING--0.61%
Cemex SAB de C.V. ADR                                        20,000      551,000
ELECTRICAL EQUIPMENT--0.17%
Tyco Electronics Ltd.*                                        4,650      152,985

INDUSTRIAL CONGLOMERATES--2.86%
3M Co.                                                       10,000      784,000
General Electric Co.                                         48,000    1,590,720
Tyco International Ltd.                                       4,650      186,279
                                                                     -----------
                                                                       2,560,999
MACHINERY--2.87%
Barnes Group Inc.                                             9,600      218,304
Caterpillar Inc.                                              7,500      542,475
Danaher Corp.                                                24,400    1,809,260
                                                                     -----------
                                                                       2,570,039
                                                                     -----------
   TOTAL INDUSTRIALS--13.36%                                          11,968,520
                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--5.58%
Arris Group Inc.*                                            23,000      132,250
Cisco Systems, Inc.*                                         84,500    2,059,265
Harris Corp.                                                 13,100      639,673
Motorola, Inc.                                               30,900      308,073
Nokia Oyj ADR                                                34,100    1,227,941
QUALCOMM Inc.                                                15,000      635,550
                                                                     -----------
                                                                      5,002,752
COMPUTERS & PERIPHERALS--2.46%
EMC Corp.                                                    30,800      478,632
Hewlett-Packard Co.                                          20,500      979,285
International Business Machines Corp.                         6,500      740,090
                                                                     -----------
                                                                       2,198,007
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.32%
Agilent Technologies, Inc.*                                   9,300      284,673

INTERNET SOFTWARE & SERVICES--0.36%
Akamai Technologies Inc.*                                     9,100      319,956

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.06%
Analog Devices, Inc.                                         15,600      419,952
Intel Corp.                                                  50,000      997,500
KLA-Tencor Corp.                                             11,600      487,316
Linear Technology Corp.                                      15,200      421,192
Marvell Technology Group Ltd.*                               14,500      163,995
Maxim Integrated Products, Inc.                              13,600      248,472
                                                                     -----------
                                                                       2,738,427

COMMON STOCKS
                                                             SHARES     VALUE
                                                             ------  -----------
SOFTWARE--3.45%
Intuit Inc.*                                                 24,800  $   658,688
Microsoft Corp.                                              44,400    1,208,568
Oracle Corp.*                                                65,700    1,235,160
                                                                     -----------
                                                                       3,102,416
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--15.23%                               13,646,231
                                                                     -----------
MATERIALS--
CHEMICALS--1.75%
Dow Chemical Co. (The)                                       12,000      452,280
PPG Industries, Inc.                                         18,000    1,115,640
                                                                     -----------
                                                                       1,567,920
CONTAINERS & PACKAGING--0.67%
Sealed Air Corp.*                                            25,000      605,250
                                                                     -----------
   TOTAL MATERIALS--2.42%                                              2,173,170
                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--2.65%
AT&T Inc.                                                    27,000      940,410
Sprint Nextel Corp.                                          34,007      241,790
Verizon Communications Inc.                                  32,800    1,191,296
                                                                     -----------
                                                                       2,373,496
                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--2.65%                             2,373,496
                                                                     -----------
UTILITIES--
ELECTRIC UTILITIES--2.12%
Ameren Corp.                                                 11,100      473,970
Dominion Resources, Inc. / VA                                12,000      479,280
Exelon Corp.                                                  9,100      681,135
Wisconsin Energy Corp.                                        6,100      266,082
                                                                     -----------
                                                                       1,900,467
GAS UTILITIES--1.40%
El Paso Corp.                                                60,800      991,040
Sempra Energy                                                 5,000      265,650
                                                                     -----------
                                                                       1,256,690
                                                                     -----------
   TOTAL UTILITIES--3.52%                                              3,157,157
                                                                     -----------
   TOTAL COMMON STOCK--99.16% (Cost $80,252,139)                      88,853,096
                                                                     -----------
MONEY MARKET FUND
SM&R Money Market Fund, 2.36% (a)                            46,869       46,869
                                                                     -----------
   TOTAL MONEY MARKET FUND--0.05% (Cost $46,869)                          46,869
                                                                     -----------

                                                             FACE
COMMERCIAL PAPER                                            AMOUNT      VALUE
                                                           --------  -----------
CONSUMER DISCRETIONARY--
MEDIA--0.64%
Donnelley(R.R) & Sons,  3.47%, 03/03/08                    $575,000  $   574,889
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--0.64%                                   574,889
                                                                     -----------
   TOTAL COMMERCIAL PAPER--0.64% (Cost $574,889)                         574,889
                                                                     -----------
   TOTAL INVESTMENTS--99.85% (Cost $80,873,897)                       89,474,854
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.15%                        135,370
                                                                     -----------
   NET ASSETS--100.00%                                               $89,610,224
                                                                     ===========

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

 9.63%       Consumer Discretionary
 6.56%       Consumer Staples
14.01%       Energy
18.59%       Financials
13.92%       Health Care
13.38%       Industrials
15.25%       Information Technology
 2.43%       Materials
 0.05%       Miscellaneous
 2.65%       Telecommunication Services
 3.53%       Utilities

STATEMENT OF ASSETS AND LIABILITIES   February 29, 2008 (Unaudited)
SM&R GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $80,827,028) $89,427,985
Investment in affiliated money market fund (Cost $46,869)                46,869
                                                                    -----------
   Total investments (Cost $80,873,897)                              89,474,854
Prepaid expenses                                                         35,236
Receivable for:
   Investment securities sold                                            12,260
   Capital stock sold                                                    16,072
   Dividends                                                            210,796
   Expense reimbursement                                                  1,553
Other assets                                                             93,341
                                                                    -----------
   TOTAL ASSETS                                                      89,844,112
                                                                    -----------
LIABILITIES
Investment securities purchased                                          12,260
Capital stock reacquired                                                 81,886
Payable to investment adviser for fund expenses                          19,060
Accrued:
   Investment advisory fees                                              54,608
   Administrative service fees                                           18,202
   Distribution fees                                                      6,527
Other liabilities                                                        41,345
                                                                    -----------
      TOTAL LIABILITIES                                                 233,888
                                                                    -----------
      NET ASSETS                                                    $89,610,224
                                                                    ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                          $77,620,102
Undistributed net investment income                                     144,998
Accumulated net realized gain (loss) on investments                   3,244,167
Net unrealized appreciation of investments                            8,600,957
                                                                    -----------
Net assets                                                          $89,610,224
                                                                    ===========
NET ASSETS:
Class A                                                             $ 3,866,876
                                                                    -----------
Class B                                                             $ 1,881,442
                                                                    -----------
Class T                                                             $83,861,906
                                                                    -----------
   TOTAL NET ASSETS                                                 $89,610,224
                                                                    ===========
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                        50,000,000
   Outstanding                                                          929,004
                                                                    -----------
Class B:
   Authorized                                                        25,000,000
   Outstanding                                                          462,978
                                                                    -----------
Class T:
   Authorized                                                        95,000,000
   Outstanding                                                       19,737,761
                                                                    -----------
Class A:
   Net asset value and redemption price per share                   $      4.16
   Offering price per share: (Net assets value of $4.16 / 95%)      $      4.38
                                                                    -----------
Class B:
   Net asset value and offering price per share                     $      4.06
                                                                    -----------
Class T:
   Net asset value and redemption price per share                   $      4.25
   Offering price per share: (Net assets value of $4.25 / 94.25%)   $      4.51
                                                                    -----------

See notes to financial statements.

STATEMENT OF OPERATIONS   Six Months Ended February 29, 2008 (Unaudited)
SM&R GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,160)                  $  1,289,526
Interest                                                                 10,320
Interest from affiliated money market fund                                  782
                                                                   ------------
      TOTAL INVESTMENT INCOME                                         1,300,628
                                                                   ------------
EXPENSES
Investment advisory fees                                                369,883
Administrative service fees                                             123,123
Professional fees                                                        13,950
Custody and transaction fees                                              9,976
Directors' fees and expenses                                              3,118
Compliance expenses                                                       1,276
Qualification fees
   Class A                                                                2,478
   Class B                                                                2,275
   Class T                                                                8,462
Shareholder reporting expenses
   Class A                                                                4,105
   Class B                                                                2,335
   Class T                                                               22,307
Distribution fees
   Class A                                                                5,461
   Class B                                                                8,996
Insurance expenses                                                       19,731
                                                                   ------------
      TOTAL EXPENSES                                                    597,476
      LESS EXPENSES REIMBURSED                                           (9,687)
                                                                   ------------
      NET EXPENSES                                                      587,789
                                                                   ------------
INVESTMENT INCOME (LOSS)--NET                                           712,839
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                            3,242,411
   Change in unrealized appreciation of investments                 (15,344,323)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                      (12,101,912)
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $(11,389,073)
                                                                   ============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
SM&R GROWTH FUND

                                                                      (UNAUDITED)
                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                      FEBRUARY 28,      AUGUST 31,
                                                                    ----------------   ------------
                                                                          2008            2007
                                                                    ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                      $    712,839     $    587,133
   Net realized gain (loss) on investments                               3,242,411        7,856,000
   Change in unrealized appreciation of investments                    (15,344,323)       7,954,927
                                                                      ------------     ------------
   Net increase (decrease) in net assets resulting from operations     (11,389,073)      16,398,060
                                                                      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (26,476)         (24,253)
      Class B                                                              (11,209)          (2,530)
      Class T                                                             (648,552)        (579,962)
   Capital gains
      Class A                                                             (109,437)        (189,752)
      Class B                                                              (63,999)        (107,537)
      Class T                                                           (2,390,940)      (3,084,431)
                                                                      ------------     ------------
      Total distributions to shareholders                               (3,250,613)      (3,988,465)
                                                                      ------------     ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                           (1,272,523)        (589,528)
      Class B                                                             (645,707)        (728,123)
      Class T                                                           (1,152,400)      (6,546,075)
                                                                      ------------     ------------
      Total capital share transactions--net                             (3,070,630)      (7,863,726)
                                                                      ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (17,710,316)       4,545,869
NET ASSETS
   Beginning of period                                                 107,320,540      102,774,671
                                                                      ------------     ------------
   End of period                                                      $ 89,610,224     $107,320,540
                                                                      ============     ============
Undistributed Net Investment Income                                   $    144,998     $    118,396
                                                                      ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                                 CLASS A SHARES
                                                             ----------------------------------------------------
                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                 ENDED
                                                             FEBRUARY 29,        YEAR ENDED AUGUST 31,
                                                             ------------  --------------------------------------
                                                                 2008       2007    2006    2005    2004    2003
                                                             ------------  ------  ------  ------  ------  ------
Net asset value, beginning of period                           $ 4.83      $ 4.31  $ 4.09  $ 3.79  $ 3.45  $ 3.15
Income (loss) from investment operations
   Investment income (loss)--net                                 0.02        0.02    0.01    0.04    0.02    0.01
   Net realized and unrealized gain (loss) on investments       (0.54)       0.67    0.23    0.30    0.34    0.30
                                                               ------      ------  ------  ------  ------  ------
      Total from investment operations                          (0.52)       0.69    0.24    0.34    0.36    0.31
                                                               ------      ------  ------  ------  ------  ------
Less distributions
   Investment income--net                                       (0.03)      (0.02)  (0.02)  (0.04)  (0.02)  (0.01)
   Capital gains                                                (0.12)      (0.15)     --      --      --      --
                                                               ------      ------  ------  ------  ------  ------
      Total distributions                                       (0.15)      (0.17)  (0.02)  (0.04)  (0.02)  (0.01)
                                                               ------      ------  ------  ------  ------  ------
Net asset value, end of period                                 $ 4.16      $ 4.83  $ 4.31  $ 4.09  $ 3.79  $ 3.45
                                                               ======      ======  ======  ======  ======  ======
Total return (1)                                               (11.01)**    16.16%   6.00%   9.05%  10.41%  10.00%
                                                               ======      ======  ======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                      $3,867      $5,698  $5,620  $6,154  $6,017  $5,039
Ratio of expenses with reimbursement to average
   net assets (2)                                                1.36%*      1.36%   1.36%   1.36%   1.36%   1.36%
Ratio of expenses without reimbursement to average
   net assets                                                    1.61%*      1.47%   1.66%   1.69%   1.54%   1.60%
Ratio of net investment income (loss) to average net assets      1.16%*      0.34%   0.52%   1.03%   0.44%   0.42%
Portfolio turnover rate                                          5.00%      23.79%  56.05%  24.18%   4.93%  22.97%

                                                                                 CLASS B SHARES
                                                             -----------------------------------------------------
                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                 ENDED
                                                             FEBRUARY 29,        YEAR ENDED AUGUST 31,
                                                             ------------  ---------------------------------------
                                                                 2008       2007    2006    2005    2004     2003
                                                             ------------  ------  ------  ------  ------   ------
Net asset value, beginning of period                          $  4.73      $ 4.22  $ 4.00  $ 3.72  $ 3.39   $ 3.11
Income (loss) from investment operations
   Investment income (loss)--net                                (0.02)      (0.04)     --    0.02    0.01    (0.01)
   Net realized and unrealized gain (loss) on investments       (0.51)       0.70    0.23    0.29    0.33     0.29
                                                              -------      ------  ------  ------  ------   ------
      Total from investment operations                          (0.53)       0.66    0.23    0.31    0.34     0.28
                                                              -------      ------  ------  ------  ------   ------
Less distributions
   Investment income--net                                       (0.02)         --   (0.01)  (0.03)  (0.01)   (0.00)***
   Capital gains                                                (0.12)      (0.15)     --      --     --        --
                                                              -------      ------  ------  ------  ------   ------
      Total distributions                                       (0.14)      (0.15)  (0.01)  (0.03)  (0.01)    0.00
                                                              -------      ------  ------  ------  ------   ------
Net asset value, end of period                                $  4.06      $ 4.73  $ 4.22  $ 4.00  $ 3.72   $ 3.39
                                                              =======      ======  ======  ======  ======   ======
Total return (1)                                               (11.40)**    15.89%   5.71%   8.27%   9.93%    9.12%
                                                              =======      ======  ======  ======  ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $ 1,881      $2,863  $3,218  $3,456  $3,365   $2,700
Ratio of expenses with reimbursement to
   average net assets (2)                                        1.86%*      1.86%   1.86%   1.86%   1.86%    1.86%
Ratio of expenses without reimbursement to
   average net assets                                            2.18%*      2.03%   2.24%   2.20%   2.09%    2.24%
Ratio of net investment income (loss) to
   average net assets                                            0.69%*     (0.17)%  0.02%   0.52%  (0.06)%  (0.08)%
Portfolio turnover rate                                          5.00%      23.79%  56.05%  24.18%   4.93%   22.97%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for Class A and 1.86% for Class B until December 31, 2008.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                                      CLASS T SHARES
                                                            ------------------------------------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                                ENDED
                                                             FEBRUARY 29,             YEAR ENDED AUGUST 31,
                                                            ------------  ----------------------------------------------
                                                                2008        2007     2006     2005      2004      2003
                                                            ------------  -------  -------  --------  --------  --------
Net asset value, beginning of period                         $  4.95      $  4.40  $  4.17  $   3.87  $   3.52  $   3.21
Income (loss) from investment operations
   Investment income (loss)--net                                0.03         0.03     0.03      0.05      0.03      0.03
   Net realized and unrealized gain (loss) on investments      (0.58)        0.70     0.23      0.30      0.35      0.30
                                                             -------      -------  -------  --------  --------  --------
      Total from investment operations                         (0.55)        0.73     0.26      0.35      0.38      0.33
                                                             -------      -------  -------  --------  --------  --------
Less distributions
   Investment income--net                                      (0.03)       (0.03)   (0.03)    (0.05)    (0.03)    (0.02)
   Capital gains                                               (0.12)       (0.15)      --        --        --        --
                                                             -------      -------  -------  --------  --------  --------
      Total distributions                                      (0.15)       (0.18)   (0.03)    (0.05)    (0.03)    (0.02)
                                                             -------      -------  -------  --------  --------  --------
Net asset value, end of period                               $  4.25      $  4.95  $  4.40  $   4.17  $   3.87  $   3.52
                                                             =======      =======  =======  ========  ========  ========
Total return (1)                                              (11.28)**     16.73%    6.28%     9.01%    10.67%    10.30%
                                                             =======      =======  =======  ========  ========  ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $83,862      $98,760  $93,937  $101,643  $104,756  $100,383
Ratio of expenses to average net assets                         1.13%*       1.12%    1.18%     1.19%     1.12%     1.15%
Ratio of net investment income (loss) to
   average net assets                                           1.43%*       0.58%    0.70%     1.20%     0.68%     0.63%
Portfolio turnover rate                                         5.00%*      23.79%   56.05%    24.18%     4.93%    22.97%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2008 (Unaudited)
SM&R EQUITY INCOME FUND

COMMON STOCK
                                                            SHARES      VALUE
                                                            ------   -----------
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.68%
McDonald's Corp.                                            15,100   $   817,061
Starwood Hotels & Resorts Worldwide, Inc.                   12,900       610,557
                                                                     -----------
                                                                       1,427,618
HOUSEHOLD DURABLES--1.94%
Newell Rubbermaid Inc.                                      17,800       404,060
Stanley Works (The)                                         16,000       776,640
Tupperware Brands Corp.                                     13,000       474,240
                                                                     -----------
                                                                       1,654,940
LEISURE EQUIPMENT & PRODUCTS--0.22%
Eastman Kodak Co.                                           10,850       184,233
MEDIA--0.48%
CBS Corp. (Class B)                                         17,900       408,478
MULTI-LINE RETAIL--0.45%
J.C. Penney Co., Inc.                                        8,350       385,854
SPECIALITY RETAIL--1.21%
Limited Brands, Inc.                                        40,000       610,000
TJX Companies, Inc. (The)                                   13,300       425,600
                                                                     -----------
                                                                       1,035,600
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--5.98%                                 5,096,723
                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--2.20%
Coca-Cola Co. (The)                                         16,000       935,360
PepsiCo, Inc.                                               13,500       939,060
                                                                     -----------
                                                                       1,874,420
FOOD PRODUCTS--3.94%
Bunge Limited                                                4,400       487,696
ConAgra Foods, Inc.                                         34,000       751,400
H.J. Heinz Co.                                              19,000       838,090
Kraft Foods Inc. (Class A)                                   4,844       150,987
McCormick & Co., Inc. (b)                                   18,000       620,100
Sensient Technologies Corp.                                 19,000       511,860
                                                                     -----------
                                                                       3,360,133
FOOD & STAPLES RETAILING--1.56%
SUPERVALU INC.                                              13,000       341,250
Wal-Mart Stores, Inc.                                       20,000       991,800
                                                                     -----------
                                                                       1,333,050
HOUSEHOLD PRODUCTS--2.44%
Kimberly-Clark Corp.                                        13,600       886,448
Procter & Gamble Co. (The)                                   1,800     1,191,240
                                                                     -----------
                                                                       2,077,688
PERSONAL PRODUCTS--1.78%
Alberto-Culver Co.                                          10,575       283,410
Avon Products, Inc.                                         15,000       570,900
Colgate-Palmolive Co.                                        8,675       660,081
                                                                     -----------
                                                                       1,514,391
TOBACCO--0.88%
Altria Group, Inc.                                           5,000       365,700
Reynolds American Inc.                                       6,000       382,320
                                                                     -----------
                                                                         748,020
                                                                     -----------
   TOTAL CONSUMER STAPLES--12.80%                                     10,907,702
                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--2.89%
Boardwalk Pipeline Partners, LP                             16,500       391,380
Schlumberger Ltd.                                           12,000     1,037,400
Weatherford International Ltd.*                             15,000     1,033,800
                                                                     -----------
                                                                       2,462,580
OIL, GAS & CONSUMABLE FUELS--11.85%
Anadarko Petroleum Corp.                                    18,500     1,179,190
BP PLC ADR                                                  17,510     1,135,874
Chevron Corp.                                                2,001     1,733,287
Enterprise Products Partners L.P.                           10,700       331,378
Exxon Mobil Corp.                                           37,000     3,219,370
Natural Resource Partners L.P.                              18,000       577,440
Plains All American Pipeline, L.P.                           8,500       405,875
Royal Dutch Shell PLC, ADR                                  15,000     1,071,750
Spectra Energy Corp.                                        19,300       446,023
                                                                     -----------
                                                                      10,100,187
                                                                     -----------
   TOTAL ENERGY--14.74%                                               12,562,767
                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--9.44%
Bank of America Corp.                                       47,000     1,867,780
Comerica Inc.                                               18,000       652,320
Fifth Third Bancorp                                         24,000       549,600
KeyCorp                                                     17,100       377,055
National City Corp.                                         31,100       493,246
PNC Financial Services Group, Inc.                          15,000       921,450
Regions Financial Corp.                                     17,782       376,978
TrustCo Bank Corp NY                                        45,000       389,250
U.S. Bancorp                                                32,700     1,047,054
Washington Mutual, Inc.                                     13,700       202,760
Wells Fargo & Co.                                           40,000     1,169,200
                                                                     -----------
                                                                       8,046,693

COMMON STOCKS
                                                            SHARES      VALUE
                                                            ------   -----------
DIVERSIFIED FINANCIAL SERVICES--7.30%
Allied Capital Corp.                                        18,000   $   406,620
Charles Schwab Corp. (The)                                  30,250       593,203
Citigroup Inc.                                              68,400     1,621,763
Colonial Properties Trust                                    6,000       146,160
FHLMC Gtd. Mtg. Certificate                                  9,700       244,246
JPMorgan Chase & Co.                                        30,000     1,219,500
New York Community Bancorp, Inc.                            26,000       424,580
Principal Financial Group, Inc.                             17,050       941,672
Weingarten Realty Investors                                 19,000       610,090
                                                                     -----------
                                                                       6,207,834
INSURANCE--3.87%
Allstate Corp. (The)                                         8,000       381,840
Aspen Insurance Holdings Ltd.                               20,825       602,676
Prudential Financial, Inc.                                  12,225       892,058
RenaissanceRe Holdings Ltd.                                  9,000       494,100
Travelers Companies, Inc. (The)                             20,000       928,200
                                                                     -----------
                                                                       3,298,874
REAL ESTATE INVESTMENT TRUSTS--4.96%
BRE Properties, Inc.                                         8,600       370,316
Duke Reality Corp.                                          12,000       275,040
General Growth Properties, Inc.                              9,800       346,038
HCP, Inc.                                                   16,000       466,880
Health Care REIT, Inc.                                       9,000       370,440
Hospitality Properties Trust                                11,400       414,162
Liberty Property Trust                                      11,300       335,723
Mack-Cali Realty Corp.                                      20,000       689,800
National Retail Properties Inc.                             10,000       207,000
Plum Creek Timber Co., Inc.                                 11,000       447,590
ProLogis Trust                                               5,600       301,728
                                                                     -----------
                                                                       4,224,717
                                                                     -----------
   TOTAL FINANCIALS--25.57%                                           21,778,118
                                                                     -----------
HEALTH CARE--
BIOTECHNOLOGY--0.83%
Genzyme Corp.*                                               4,650       329,778
Gilead Sciences, Inc.*                                       8,000       378,560
                                                                     -----------
                                                                         708,338
HEALTH CARE PROVIDERS & SERVICES--0.69%
DaVita, Inc.*                                                4,000       198,520
LTC Properties, Inc.                                        16,000       386,240
                                                                     -----------
                                                                         584,760
HEALTH EQUIPMENT & SUPPLIES--0.34%
Advanced Medical Optics, Inc.*                               5,475       125,268
Covidien Ltd.*                                               3,750       160,462
                                                                     -----------
                                                                         285,730
PHARMACEUTICALS--9.52%
Abbott Laboratories                                         20,000     1,071,000
Eli Lilly & Co.                                             20,350     1,017,907
Johnson & Johnson                                           35,000     2,168,600
Merck & Co. Inc.                                            23,000     1,018,900
Pfizer Inc.                                                 85,580     1,906,722
Wyeth                                                       21,325       930,197
                                                                     -----------
                                                                       8,113,326
                                                                     -----------
   TOTAL HEALTH CARE--11.38%                                           9,692,154
                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.08%
United Technologies Corp.                                   13,000       916,630

COMMERCIAL SERVICES & SUPPLIES--0.79%
Deluxe Corp.                                                 9,000       187,470
Sovran Self Storage, Inc.                                    7,500       289,125
Standard Register Co. (The)                                 23,000       196,650
                                                                     -----------
                                                                         673,245
ELECTRICAL EQUIPMENT--0.14%
Tyco Electronics Ltd.*                                       3,750       123,375
INDUSTRIAL CONGLOMERATES--4.56%
3M Co.                                                      10,200       799,680
General Electric Co.                                        88,500     2,932,890
Tyco International Ltd.                                      3,750       150,225
                                                                     -----------
                                                                       3,882,795
MACHINERY--0.24%
Barnes Group Inc.                                            9,000       204,660
ROAD & RAIL--0.62%
Burlington Northern Santa Fe Corp.                           6,000       526,680
TRANSPORTATION--0.25%
Seaspan Corp.                                                7,500       214,275
                                                                     -----------
   TOTAL INDUSTRIALS--7.68%                                            6,541,660
                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--1.29%
Harris Corp.                                                12,750       622,582
Motorola, Inc.                                              19,125       190,676
Nokia Oyj ADR                                                8,000       288,080
                                                                     -----------
                                                                       1,101,338
COMPUTERS & PERIPHERALS--0.80%
Diebold, Inc.                                                8,250       198,990
International Business Machines Corp.                        4,250       483,905
                                                                     -----------
                                                                         682,895

COMMON STOCKS
                                                            SHARES      VALUE
                                                            ------   -----------
INTERNET SOFTWARE & SERVICES--0.23%
StarTek, Inc.*                                              23,000   $   198,030
OFFICE ELECTRONICS--0.33%
Pitney Bowes Inc.                                            7,925       283,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.18%
Intel Corp.                                                 39,550       789,023
Linear Technology Corp.                                      7,750       214,752
                                                                     -----------
                                                                       1,003,775
SOFTWARE--1.34%
Microsoft Corp.                                             41,725     1,135,755
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--5.17%                                 4,405,350
                                                                     -----------
MATERIALS--
CHEMICALS--1.96%
Dow Chemical Co. (The)                                      20,100       757,569
E. I. du Pont de Nemours and Co.                            10,000       464,200
PPG Industries, Inc.                                         7,200       446,256
                                                                     -----------
                                                                       1,668,025
METALS & MINING--0.65%
Alcoa Inc.                                                  15,000       557,100
PAPER & FOREST PRODUCTS--0.82%
International Paper Co.                                      7,725       244,883
Potlatch Corp.                                              11,000       453,970
                                                                     -----------
                                                                         698,853
                                                                     -----------
   TOTAL MATERIALS--3.43%                                              2,923,978
                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--5.53%
AT&T Inc.                                                   49,950     1,739,759
Citizens Communications Co.                                 59,000       633,660
FairPoint Communications, Inc.                              54,500       536,280
Verizon Communications Inc.                                 37,000     1,343,840
Windstream Corp.                                            39,000       458,640
                                                                     -----------
                                                                       4,712,179
                                                                     -----------
   TOTAL TELECOMMUNICATION  SERVICES--5.53%                            4,712,179
                                                                     -----------
UTILITIES--
ELECTRIC UTILITIES--5.71%
Ameren Corp.                                                12,100       516,670
Consolidated Edison, Inc.                                   16,000       654,240
DTE Energy Co.                                              16,000       637,920
Duke Energy Corp.                                           36,000       631,440
Integrys Energy Group, Inc.                                 10,000       459,700
Pinnacle West Capital Corp.                                 19,000       675,450
Progress Energy, Inc.                                       13,000       544,830
Southern Co.                                                10,000       345,300
Xcel Energy, Inc.                                           20,000       396,400
                                                                     -----------
                                                                       4,861,950
GAS UTILITIES--1.16%
Nicor Inc.                                                  12,000       409,200
NiSource Inc.                                               34,000       584,460
                                                                     -----------
                                                                         993,660
                                                                     -----------
   TOTAL UTILITIES--6.87%                                              5,855,610
                                                                     -----------
   TOTAL COMMON STOCK--99.15% (Cost $75,401,774)                      84,476,241
                                                                     -----------
MONEY MARKET FUND
SM&R Money Market Fund, 2.36% (a)                            3,254         3,254
                                                                     -----------
   TOTAL MONEY MARKET FUND--0.00% (Cost $3,254)                            3,254
                                                                     -----------
COMMERCIAL PAPER                                            FACE
                                                           AMOUNT
                                                          --------
MATERIALS--
PAPER & FOREST PRODUCTS--0.54%
Avery Dennison Corp.,  3.6%, 03/03/08                     $460,000       459,908
                                                                     -----------
   TOTAL MATERIALS--0.54%                                                459,908
                                                                     -----------
   TOTAL COMMERCIAL PAPER--0.54% (Cost $459,908)                         459,908
                                                                     -----------
   TOTAL INVESTMENTS--99.69% (Cost $75,864,936)                       84,939,403
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.31%                        264,273
                                                                     -----------
      NET ASSETS--100.00%                                            $85,203,676
                                                                     ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b)  Non-voting shares

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

 6.00%       Consumer Discretionary
12.84%       Consumer Staples
14.79%       Energy
25.64%       Financials
11.41%       Health Care
 7.70%       Industrials
 5.19%       Information Technology
 3.99%       Materials
 5.55%       Telecommunication Services
 6.89%       Utilities

                                       16

STATEMENT OF ASSETS AND LIABILITIES   February 29, 2008 (Unaudited)
SM&R EQUITY INCOME FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $75,861,682)   $84,936,149
Investment in affiliated money market fund (Cost $3,254)                    3,254
                                                                      -----------
   Total investments (Cost $75,864,936)                                84,939,403
Prepaid expenses                                                           35,451
Receivable for:
   Investment securities sold                                             228,365
   Capital stock sold                                                      35,332
   Dividends                                                              272,396
   Expense reimbursement                                                    2,965
Other assets                                                               62,725
                                                                      -----------
      TOTAL ASSETS                                                     85,576,637
                                                                      -----------
LIABILITIES
Investment securities purchased                                           215,362
Capital stock reacquired                                                   27,727
Payable to investment adviser for fund expenses                            16,433
Accrued:
   Investment advisory fees                                                52,076
   Administrative service fees                                             17,359
   Distribution fees                                                       12,259
Other liabilities                                                          31,745
                                                                      -----------
      TOTAL LIABILITIES                                                   372,961
                                                                      -----------
      NET ASSETS                                                      $85,203,676
                                                                      ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $73,440,749
Undistributed net investment income                                       394,180
Accumulated net realized gain (loss) on investments                     2,294,280
Net unrealized appreciation of investments                              9,074,467
                                                                      -----------
Net Assets                                                            $85,203,676
                                                                      ===========
NET ASSETS:
Class A                                                               $ 7,632,708
                                                                      -----------
Class B                                                               $ 3,719,713
                                                                      -----------
Class T                                                               $73,851,255
                                                                      -----------
   TOTAL NET ASSETS                                                   $85,203,676
                                                                      ===========
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                         $50,000,000
   Outstanding                                                            389,286
                                                                      -----------
Class B:
   Authorized                                                          25,000,000
   Outstanding                                                            196,411
                                                                      -----------
Class T:
   Authorized                                                          75,000,000
   Outstanding                                                          3,602,421
                                                                      -----------
Class A:
   Net asset value and redemption price per share                     $     19.61
   Offering price per share: (Net assets value of $19.61 / 95%)       $     20.64
                                                                      -----------
Class B:
   Net asset value and offering price per share                       $     18.94
                                                                      -----------
Class T:
   Net asset value and redemption price per share                     $     20.50
   Offering price per share: (Net assets value of $20.50 / 94.25%)    $     21.75
                                                                      -----------

See notes to financial statements.

STATEMENT OF OPERATIONS   Six Months Ended February 29, 2008 (Unaudited)
SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $3,488)                  $  1,787,884
Interest                                                                 11,206
Interest from affiliated money market fund                                  398
                                                                   ------------
      TOTAL INVESTMENT INCOME                                         1,799,488
                                                                   ------------
EXPENSES
Investment advisory fees                                                354,267
Administrative service fees                                             118,017
Professional fees                                                        13,459
Custody and transaction fees                                             11,664
Directors' fees and expenses                                              3,119
Compliance expenses                                                       1,344
Qualification fees
   Class A                                                                2,972
   Class B                                                                2,734
   Class T                                                                7,566
Shareholder reporting expenses
   Class A                                                                3,603
   Class B                                                                2,622
   Class T                                                               12,762
Distribution fees
   Class A                                                               11,181
   Class B                                                               16,141
Insurance expenses                                                       19,288
                                                                   ------------
      TOTAL EXPENSES                                                    580,739
      LESS EXPENSES REIMBURSED                                          (16,232)
                                                                   ------------
      NET EXPENSES                                                      564,507
                                                                   ------------
INVESTMENT INCOME (LOSS)--NET                                         1,234,981
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss) on investments                         2,910,680
      Change in unrealized appreciation of investments              (13,384,471)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                      (10,473,791)
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ (9,238,810)
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS
SM&R EQUITY INCOME FUND

                                                                        (UNAUDITED)         YEAR
                                                                      SIX MONTHS ENDED      ENDED
                                                                       FEBRUARY 28,      AUGUST 31,
                                                                     -----------------  ------------
                                                                            2008            2007
                                                                     -----------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $  1,234,981     $  2,943,762
   Net realized gain (loss) on investments                                2,910,680        6,169,578
   Change in unrealized appreciation of investments                     (13,384,471)       1,985,569
                                                                       ------------     ------------
   Net increase (decrease) in net assets resulting from operations       (9,238,810)      11,098,909
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (134,022)        (282,083)
      Class B                                                               (55,373)        (159,657)
      Class T                                                            (1,172,835)      (2,534,256)
   Capital gains
      Class A                                                              (544,666)        (571,917)
      Class B                                                              (256,895)        (394,523)
      Class T                                                            (4,643,731)      (5,134,379)
                                                                       ------------     ------------
   Total distributions to shareholders                                   (6,807,522)      (9,076,815)
                                                                       ------------     ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                            (1,390,968)       1,129,114
      Class B                                                              (955,236)      (1,484,680)
      Class T                                                            (1,335,205)      (3,460,806)
                                                                       ------------     ------------
   Total capital share transactions--net                                 (3,681,409)      (3,816,372)
                                                                       ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (19,727,741)      (1,794,278)
NET ASSETS
   Beginning of period                                                  104,931,417      106,725,695
                                                                       ------------     ------------
   End of period                                                       $ 85,203,676     $104,931,417
                                                                       ============     ============
Undistributed Net Investment Income                                    $    394,180     $    521,429
                                                                       ============     ============


See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                CLASS A SHARES
                                            -----------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                            FEBRUARY 29,         YEAR ENDED AUGUST 31,
                                            ------------  ---------------------------------------
                                                2008        2007    2006    2005    2004    2003
                                            ------------  -------  ------  ------  ------  ------
Net asset value, beginning of period           $23.40      $23.12  $23.22  $22.11  $20.03  $19.04
Income (loss) from investment operations
   Investment income (loss)--net                 0.25        0.64    0.45    0.35    0.26    0.22
   Net realized and unrealized gain (loss)
      on investments                            (2.38)       1.71    1.70    1.68    2.10    1.01
                                               ------     -------  ------  ------  ------  ------
         Total from investment operations       (2.13)       2.35    2.15    2.03    2.36    1.23
Less distributions
   Investment income--net                       (0.32)      (0.68)  (0.40)  (0.39)  (0.28)  (0.24)
   Capital gains                                (1.34)      (1.39)  (1.85)  (0.53)     --      --
                                               ------     -------  ------  ------  ------  ------
         Total distributions                    (1.66)      (2.07)  (2.25)  (0.92)  (0.28)  (0.24)
                                               ------     -------  ------  ------  ------  ------
Net asset value, end of period                 $19.61      $23.40  $23.12  $23.22  $22.11  $20.03
                                               ======     =======  ======  ======  ======  ======
Total return (1)                                (9.72)%**   10.31%   9.89%   9.25%  11.79%   6.61%
                                               ======     =======  ======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $7,633     $10,524  $9,269  $9,088  $8,063  $5,940
Ratio of expenses with reimbursement
   to average net assets (2)                     1.26%*      1.26%   1.26%   1.26%   1.26%   1.26%
Ratio of expenses without reimbursement
   to average net assets                         1.47%*      1.43%   1.54%   1.50%   1.43%   1.50%
Ratio of net investment income (loss)
   to average net assets                         2.47%*      2.57%   2.00%   1.53%   1.08%   1.21%
Portfolio turnover rate                          5.81%      11.40%  47.59%  18.45%   6.74%   7.57%

                                                               CLASS B SHARES
                                            ----------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                            FEBRUARY 29,        YEAR ENDED AUGUST 31,
                                            ------------  --------------------------------------
                                                2008       2007    2006    2005    2004    2003
                                            ------------  ------  ------  ------  ------  ------
Net asset value, beginning of period           $22.63     $22.33  $22.49  $21.46  $19.44  $18.56
Income (loss) from investment operations
Investment income (loss)--net                    0.11       0.40    0.29    0.23    0.13    0.13
   Net realized and unrealized gain (loss)
      on investments                            (2.20)      1.84    1.69    1.61    2.07    0.94
                                               ------     ------  ------  ------  ------  ------
         Total from investment operations       (2.09)      2.24    1.98    1.84    2.20    1.07
Less distributions
   Investment income--net                       (0.26)     (0.55)  (0.29)  (0.28)  (0.18)  (0.19)
   Capital gains                                (1.34)     (1.39)  (1.85)  (0.53)     --      --
                                               ------     ------  ------  ------  ------  ------
         Total distributions                    (1.60)     (1.94)  (2.14)  (0.81)  (0.18)  (0.19)
                                               ------     ------  ------  ------  ------  ------
Net asset value, end of period                 $18.94     $22.63  $22.33  $22.49  $21.46  $19.44
                                               ======     ======  ======  ======  ======  ======
Total return (1)                                (9.84)%**  10.20%   9.40%   8.64%  11.36%   5.85%
                                               ======     ======  ======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $3,720     $5,373  $6,759  $7,744  $7,375  $6,182
Ratio of expenses with reimbursement
   to average net assets (2)                     1.76%*     1.76%   1.76%   1.76%   1.76%   1.76%
Ratio of expenses without reimbursement
   to average net assets                         2.06%*     1.95%   2.06%   2.05%   1.95%   1.99%
Ratio of net investment income (loss)
   to average net assets                         1.97%*     2.09%   1.45%   1.04%   0.58%   0.71%
Portfolio turnover rate                          5.81%     11.40%  47.59%  18.45%   6.74%   7.57%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for Class A and 1.76% for Class B until December 31, 2008.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                CLASS T SHARES
                                            ----------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                            FEBRUARY 29,            YEAR ENDED AUGUST 31,
                                            ------------  --------------------------------------------
                                                2008        2007    2006     2005      2004     2003
                                            ------------  -------  -------  -------   -------  -------
Net asset value, beginning of period          $ 24.40     $ 23.97  $ 23.97  $ 22.77   $ 20.56  $ 19.51
Income (loss) from investment operations
   Investment income (loss)--net                 0.31        0.69     0.50     0.40      0.28     0.27
   Net realized and unrealized gain (loss)
      on investments                            (2.54)       1.81     1.76     1.72      2.21     1.04
                                              -------     -------  -------  -------   -------  -------
         Total from investment operations       (2.23)       2.50     2.26     2.12      2.49     1.31
Less distributions
   Investment income--net                       (0.33)      (0.68)   (0.41)   (0.39)    (0.28)   (0.26)
   Capital gains                                (1.34)      (1.39)   (1.85)   (0.53)       --       --
                                              -------     -------  -------  -------   -------  -------
         Total distributions                    (1.67)      (2.07)   (2.26)   (0.92)    (0.28)   (0.26)
                                              -------     -------  -------  -------   -------  -------
Net asset value, end of period                $ 20.50     $ 24.40  $ 23.97  $ 23.97   $ 22.77  $ 20.56
                                              =======     =======  =======  =======   =======  =======
Total return (1)                                (9.71)%**   10.60%   10.04%    9.35%    12.14%    6.83%
                                              =======     =======  =======  =======   =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $73,851     $89,034  $90,698  $95,744   $97,802  $94,943
Ratio of expenses to average net assets          1.13%*      1.12%    1.15%    1.14%     1.10%    1.12%
Ratio of net investment income (loss)
   to average net assets                         2.59%*      2.72%    2.09%    1.66%     1.24%    1.36%
Portfolio turnover rate                          5.81%*     11.40%   47.59%   18.45%     6.74%    7.57%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 29, 2008 (Unaudited)
SM&R BALANCED FUND

COMMON STOCKS
                                                             SHARES     VALUE
                                                             ------   ----------
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.36%
Host Hotels & Resorts Inc.                                    2,265   $   36,670
McDonald's Corp.                                              2,850      154,213
Starwood Hotels & Resorts
   Worldwide, Inc.                                            3,000      141,990
Wyndham Worldwide Corp.                                       1,020       22,613
                                                                      ----------
                                                                         355,486
HOUSEHOLD DURABLES--0.96%
Newell Rubbermaid Inc.                                        3,800       86,260
Stanley Works (The)                                           3,400      165,036
                                                                      ----------
                                                                         251,296
LEISURE EQUIPMENT & PRODUCTS--0.16%
Eastman Kodak Co.                                             2,450       41,601
MEDIA--2.00%
CBS Corp. (Class B)                                           2,000       45,640
Time Warner Inc.                                              9,000      140,490
Viacom Inc. (Class B)*                                        2,000       79,500
Walt Disney Co. (The)                                         8,000      259,280
                                                                      ----------
                                                                         524,910
MULTILINE RETAIL--1.39%
J.C. Penney Co., Inc.                                         2,200       44,440
Kohl's Corp.*                                                 1,000      101,662
Target Corp.                                                  4,150      218,331
                                                                      ----------
                                                                         364,433
SPECIALTY RETAIL--1.86%
Best Buy Co., Inc.                                            3,000      129,030
Limited Brands, Inc.                                          7,600      115,900
Lowe's Companies, Inc.                                        5,800      139,026
TJX Companies, Inc. (The)                                     4,000      102,400
                                                                      ----------
                                                                         486,356
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--7.73%                                 2,024,082
                                                                      ----------
CONSUMER STAPLES--
BEVERAGES--1.78%
Coca-Cola Co. (The)                                           4,000      233,840
International Flavors & Fragrances Inc.                         900       38,817
PepsiCo, Inc.                                                 2,800      194,768
                                                                      ----------
                                                                         467,425
FOOD PRODUCTS--2.11%
Bunge Limited                                                 1,000      110,840
H.J. Heinz Co.                                                2,600      114,686
McCormick & Co., Inc. (c)                                     3,700      127,465
Sensient Technologies Corp.                                   7,400      199,356
                                                                      ----------
                                                                         552,347
FOOD & STAPLES RETAILING--1.30%
SUPERVALU INC.                                                3,475       91,219
Wal-Mart Stores, Inc.                                         5,000      247,950
                                                                      ----------
                                                                         339,169
HOUSEHOLD PRODUCTS--1.56%
Kimberly-Clark Corp.                                          2,200      143,396
Procter & Gamble Co. (The)                                    4,000      264,720
                                                                      ----------
                                                                         408,116
PERSONAL PRODUCTS--1.06%
Alberto-Culver Co.                                            1,800       48,240
Avon Products, Inc.                                           3,050      116,083
Colgate-Palmolive Co.                                         1,475      112,233
                                                                      ----------
                                                                         276,556
                                                                      ----------
   TOTAL CONSUMER STAPLES--7.81%                                       2,043,613
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.76%
Schlumberger Ltd.                                             2,475      213,964
Weatherford International Ltd.*                               3,600      248,112
                                                                      ----------
                                                                         462,076
OIL, GAS & CONSUMABLE FUELS--7.12%
Anadarko Petroleum Corp.                                      3,600      229,464
BP PLC ADR                                                    5,092      330,318
Chevron Corp.                                                 6,001      520,047
Exxon Mobil Corp.                                             9,000      783,090
                                                                      ----------
                                                                       1,862,919
                                                                      ----------
   TOTAL ENERGY--8.88%                                                 2,324,995
                                                                      ----------
FINANCIALS--
COMMERCIAL BANKS--3.92%
Bank of America Corp.                                        10,000      397,400
PNC Financial Services Group, Inc.                            3,000      184,290
U.S. Bancorp                                                  6,000      192,120
Wachovia Corp.                                                3,600      110,232
Wells Fargo & Co.                                             4,800      140,304
                                                                      ----------
                                                                       1,024,346

COMMON STOCKS
                                                             SHARES     VALUE
                                                             ------   ----------
DIVERSIFIED FINANCIAL SERVICES--5.54%
Allied Capital Corp.                                          3,400   $   76,806
Bear Stearns Companies Inc. (The)                               900       71,874
Charles Schwab Corp. (The)                                    5,650      110,797
Citigroup Inc.                                               14,500      343,795
Discover Financial Services*                                  3,000       45,270
FHLMC Gtd. Mtg. Certificate                                   2,075       52,248
Goldman Sachs Group, Inc. (The)                               1,000      169,630
JPMorgan Chase & Co.                                          2,092       85,040
Morgan Stanley                                                6,000      252,720
National Financial Partners Corp.                             1,250       29,712
Principal Financial Group, Inc.                               3,850      212,636
                                                                      ----------
                                                                       1,450,528
INSURANCE--4.23%
Allstate Corp. (The)                                          2,300      109,779
American International Group, Inc.                            4,700      220,242
Aspen Insurance Holdings Ltd.                                 4,125      119,378
Genworth Financial Inc. (Class A)                             6,200      143,716
Prudential Financial, Inc.                                    3,000      218,910
RenaissanceRe Holdings Ltd.                                   2,000      109,800
Travelers Companies, Inc. (The)                               4,000      185,640
                                                                      ----------
                                                                       1,107,465
                                                                      ----------
   TOTAL FINANCIALS--13.69%                                            3,582,339
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--0.78%
Amgen Inc.*                                                   1,300       59,176
Genzyme Corp.*                                                  875       62,055
Gilead Sciences, Inc.*                                        1,750       82,810
                                                                      ----------
                                                                         204,041
HEALTH CARE PROVIDERS & SERVICES--0.38%
DaVita, Inc.*                                                   925       45,908
Patterson Companies Inc.*                                     1,500       52,800
                                                                      ----------
                                                                          98,708
HEALTH EQUIPMENT & SUPPLIES--1.48%
Advanced Medical Optics, Inc.*                                1,025       23,452
Beckman Coulter, Inc.                                         2,000      135,000
Covidien Ltd.*                                                  900       38,511
Varian Medical Systems, Inc.*                                 1,550       81,298
Zimmer Holdings, Inc.*                                        1,460      109,923
                                                                      ----------
                                                                         388,184
PHARMACEUTICALS--6.55%
Abbott Laboratories                                           4,200      224,910
Allergan, Inc.                                                2,000      118,460
Eli Lilly & Co.                                               3,850      192,577
Endo Pharmaceuticals Holdings Inc.*                           1,750       45,955
Johnson & Johnson                                             6,000      371,760
Merck & Co. Inc.                                              5,300      234,790
Pfizer Inc.                                                  15,000      334,200
Wyeth                                                         4,400      191,928
                                                                      ----------
                                                                       1,714,580
                                                                      ----------
   TOTAL HEALTH CARE--9.19%                                            2,405,513
                                                                      ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.63%
General Dynamics Corp.                                        1,400      114,590
Goodrich Corp.                                                1,900      112,537
L-3 Communications Holdings, Inc.                             1,000      106,290
Northrop Grumman Corp.                                        1,200       94,332
                                                                      ----------
                                                                         427,749
AIR FREIGHT & LOGISTICS--0.30%
FedEx Corp.                                                     875       77,114
COMMERCIAL SERVICES & SUPPLIES--0.46%
Cintas Corp.                                                  2,000       57,560
R. R. Donnelley & Sons Co.                                    2,000       63,660
                                                                      ----------
                                                                         121,220
ELECTRICAL EQUIPMENT--0.11%
Tyco Electronics Ltd.*                                          900       29,610
INDUSTRIAL CONGLOMERATES--2.87%
3M Co.                                                        1,925      150,920
General Electric Co.                                         17,000      563,380
Tyco International Ltd.                                         900       36,054
                                                                      ----------
                                                                         750,354
MACHINERY--2.20%
Barnes Group Inc.                                             2,000       45,480
Caterpillar Inc.                                              1,100       79,563
Danaher Corp.                                                 1,400      103,810
Eaton Corp.                                                   1,100       88,693
Illinois Tool Works Inc.                                      1,800       88,326
Ingersoll-Rand Co. Ltd (Class A)                              1,900       79,534
Parker Hannifin Corp.                                         1,000       90,482
                                                                      ----------
                                                                         575,888

COMMON STOCKS
                                                            SHARES      VALUE
                                                            ------   -----------
ROAD & RAIL--0.45%
Burlington Northern Santa Fe Corp.                           1,350   $   118,503
TRADING COMPANIES & DISTRIBUTORS--0.31%
W.W. Grainger, Inc.                                          1,100        81,026
TRANSPORTATION--0.19%
Seaspan Corp.                                                1,750        49,998
TRANSPORTATION INFRASTRUCTURE--0.40%
Ryder System, Inc.                                           1,800       103,698
                                                                     -----------
   TOTAL INDUSTRIALS--8.92%                                            2,335,160
                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--2.73%
Arris Group Inc.*                                            3,900        22,425
Cisco Systems, Inc.*                                        11,700       285,129
Harris Corp.                                                 2,300       112,309
Motorola, Inc.                                               6,200        61,814
Nokia Oyj ADR                                                6,500       234,065
                                                                     -----------
                                                                         715,742
COMPUTERS & PERIPHERALS--2.40%
Dell Inc.*                                                   6,800       134,980
EMC Corp.                                                    7,500       116,550
Electronics for Imaging, Inc.*                               1,950        29,367
Hewlett-Packard Co.                                          5,000       238,850
International Business Machines Corp.                          950       108,167
                                                                     -----------
                                                                         627,914
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.18%
Agilent Technologies, Inc.*                                  1,525        46,680
INTERNET SOFTWARE & SERVICES--0.26%
Akamai Technologies, Inc.*                                   1,900        66,804
IT SERVICES--0.16%
Global Payments Inc.                                         1,075        42,645
OFFICE ELECTRONICS--0.24%
Pitney Bowes Inc.                                            1,725        61,720
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.41%
Intel Corp.                                                 13,000       259,350
Linear Technology Corp.                                      1,500        41,565
Texas Instruments Inc.                                       2,300        68,908
                                                                     -----------
                                                                         369,823
SOFTWARE--3.49%
Electronic Arts Inc.*                                        1,500        70,935
Microsoft Corp.                                             23,300       634,226
Oracle Corp.*                                               11,100       208,680
                                                                     -----------
                                                                         913,841
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--10.87%                                2,845,169
                                                                     -----------
MATERIALS--
CHEMICALS--0.76%
Dow Chemical Co. (The)                                       1,600        60,304
Eastman Chemical Co.                                           600        39,486
PPG Industries, Inc.                                           900        55,782
Sigma-Aldrich Corp.                                            800        44,016
                                                                     -----------
                                                                         199,588
CONTAINERS & PACKAGING--0.12%
Ball Corp.                                                     700        30,870
METALS & MINING--0.61%
Freeport-McMoRan Copper & Gold, Inc.                           268        27,030
Nucor Corp.                                                  1,200        77,484
United States Steel Corp.                                      500        54,225
                                                                     -----------
                                                                         158,739
PAPER & FOREST PRODUCTS--0.30%
International Paper Co.                                      1,300        41,210
Louisiana-Pacific Corp.                                      1,000        10,880
MeadWestvaco Corp.                                           1,000        25,660
                                                                     -----------
                                                                          77,750
                                                                     -----------
   TOTAL MATERIALS--1.79%                                                466,947
                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--2.86%
AT&T Inc.                                                   11,325       394,450
Sprint Nextel Corp.                                         10,263        72,970
Verizon Communications Inc.                                  5,450       197,944
Windstream Corp.                                             7,100        83,496
                                                                     -----------
                                                                         748,860

WIRELESS TELECOMMUNICATION SERVICES--0.59%
Vodafone Group PLC ADR                                       4,812       155,091
                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--3.45%                               903,951
                                                                     -----------

COMMON STOCKS
                                                           SHARES       VALUE
                                                          --------   -----------
UTILITIES --
ELECTRIC UTILITIES--3.36%
Ameren Corp.                                                 3,000   $   128,100
CenterPoint Energy, Inc.                                     5,500        80,740
Constellation Energy Group                                   5,000       441,750
Exelon Corp.                                                 1,400       104,790
Southern Co.                                                 1,600        55,248
Wisconsin Energy Corp.                                       1,600        69,792
                                                                     -----------
                                                                         880,420
                                                                     -----------
   TOTAL UTILITIES--3.36%                                                880,420
                                                                     -----------
   TOTAL COMMON STOCK--75.69% (Cost $17,020,450)                      19,812,189
                                                                     -----------
CORPORATE BONDS                                              FACE
                                                            AMOUNT
                                                            ------
CONSUMER STAPLES--
PERSONAL PRODUCTS--2.04%
Avon Products, Inc., 7.15%, 11/15/09                      $500,000       533,247
                                                                     -----------
   TOTAL CONSUMER STAPLES--2.04%                                         533,247
                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--2.86%
Royal Bank of Scotland GRP PLC, yankee bond,
   6.40%, 04/01/09                                         500,000       513,271
Washington Mutual Inc., 4.20%, 01/15/10                    250,000       236,026
                                                                     -----------
                                                                         749,297
DIVERSIFIED FINANCIAL SERVICES--5.30%
General Electric Capital Corp., 3.75%, 12/15/09            350,000       356,792
JPMorgan & Co., Inc., 6.00%, 01/15/09                      500,000       509,317
Weingarten Realty Investors, 7.35%, 07/20/09               500,000       521,438
                                                                     -----------
                                                                       1,387,547
INSURANCE--2.13%
Mony Group Inc. (The), 8.35%, 03/15/10                     500,000       556,375
                                                                     -----------
   TOTAL FINANCIALS--10.29%                                            2,693,219
                                                                     -----------

INDUSTRIALS--
ROAD & RAIL--2.01%
Vulcan Materials, 6.40%, 11/30/17                          500,000       525,642
TRANSPORTATION--1.64%
Hertz Corp., 7.40%, 03/01/11                               455,000       431,112
                                                                     -----------
   TOTAL INDUSTRIALS--3.65%                                              956,754
                                                                     -----------
   TOTAL CORPORATE BONDS--15.98% (Cost $4,058,798)                     4,183,220
                                                                     -----------
U S GOVERNMENT AGENCY SECURITIES--
U S GOVERNMENT AGENCY SECURITIES--2.81%
Federal Home Loan Mortgage Corp., Pool #284839,
   8.50%, 01/01/17                                           4,171         4,148
Federal National Mortgage Association, 4.75%,
   08/25/08 (b)                                            700,000       707,120
Federal National Mortgage Association,
   Pool #048974, 8.00%, 06/01/17                            22,353        23,116
                                                                     -----------
                                                                         734,384
                                                                     -----------
   TOTAL US GOVERNMENT AGENCY SECURITIES--2.81%
      (Cost $722,305)                                                    734,384
                                                                     -----------
MONEY MARKET FUND                                           SHARES
                                                            ------
SM&R Money Market Fund, 2.36% (a)                            1,362         1,362
                                                                     -----------
   TOTAL MONEY MARKET FUND--0.00% (Cost $1,362)                            1,362
                                                                     -----------
COMMERCIAL PAPER                                             FACE
                                                            AMOUNT
                                                            ------
ENERGY--
OIL, GAS & CONSUMABLE FUELS--2.44%
Laclede Gas Co, 3.30%, 03/04/08                           $640,000       639,824
                                                                     -----------
   TOTAL ENERGY--2.44%                                                   639,824
                                                                     -----------

COMMERCIAL PAPER                                             FACE
                                                            AMOUNT      VALUE
                                                          --------   -----------
CONSUMER DISCRETIONARY--
MEDIA--2.73%
Donnelley (R.R.) & Sons, 3.47%, 03/03/08                  $714,000   $   713,862
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY--2.73%                                      713,862
                                                                     -----------
   TOTAL COMMERCIAL PAPER--5.17% (Cost $1,353,490)                     1,353,686
                                                                     -----------
   TOTAL INVESTMENTS--99.65% (Cost $23,156,405)                       26,084,841
   CASH AND OTHER ASSETS,  LESS LIABILITIES--0.35%                        91,490
                                                                     -----------
   NET ASSETS--100.00%                                               $26,176,330
                                                                     ===========

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b)  Long term obligations that will mature in less than one year.

(c)  Non-voting shares

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

10.50%       Consumer Discretionary
 9.88%       Consumer Staples
11.37%       Energy
24.06%       Financials
 9.22%       Health Care
12.62%       Industrials
10.91%       Information Technology
 1.79%       Materials
 0.01%       Miscellaneous
 3.46%       Telecommunication Services
 2.81%       U.S. Government
 3.37%       Utilities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES   February 29, 2008 (Unaudited)
SM&R BALANCED FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $23,155,044)   $26,083,480
Investment in affiliated money market fund (Cost $1,362)                    1,362
                                                                      -----------
   Total investments (Cost $23,156,406)                                26,084,842
Prepaid expenses                                                           19,977
Receivable for:
   Investment securities sold                                                 842
   Capital stock sold                                                       4,795
   Dividends                                                               53,389
   Interest                                                                92,673
   Expense reimbursement                                                    1,652
Other assets                                                               15,067
                                                                      -----------
      TOTAL ASSETS                                                     26,273,237
                                                                      -----------
LIABILITIES
Investment securities purchased                                            51,005
Capital stock reacquired                                                      270
Payable to investment adviser for fund expenses                             9,677
Accrued:
   Investment advisory fees                                                15,826
   Administrative service fees                                              5,275
   Distribution fees                                                        4,797
Other liabilities                                                          10,057
                                                                      -----------
      TOTAL LIABILITIES                                                    96,907
                                                                      -----------
      NET ASSETS                                                      $26,176,330
                                                                      ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $23,025,809
Undistributed net investment income                                        94,750
Accumulated net realized gain (loss) on investments                       127,335
Net unrealized appreciation of investments                              2,928,436
                                                                      -----------
Net Assets                                                            $26,176,330
                                                                      ===========
NET ASSETS:
Class A                                                               $ 3,240,222
                                                                      -----------
Class B                                                               $ 1,499,154
                                                                      -----------
Class T                                                               $21,436,954
                                                                      -----------
   TOTAL NET ASSETS                                                   $26,176,330
                                                                      ===========
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          50,000,000
   Outstanding                                                            193,975
                                                                      -----------
Class B:
   Authorized                                                          25,000,000
   Outstanding                                                             88,699
                                                                      -----------
Class T:
   Authorized                                                          25,000,000
   Outstanding                                                          1,233,707
                                                                      -----------
Class A:
   Net asset value and redemption price per share                     $     16.70
   Offering price per share: (Net assets value of $16.70 / 95%)       $     17.58
                                                                      -----------
Class B:
   Net asset value and offering price per share                       $     16.90
                                                                      -----------
Class T:
   Net asset value and redemption price per share                     $     17.38
   Offering price per share: (Net assets value of $17.38 / 94.25%)    $     18.44
                                                                      -----------

See notes to financial statements.

STATEMENT OF OPERATIONS   Six Months Ended February 29, 2008 (Unaudited)
SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                         $   235,065
Interest                                                              209,382
Interest from affiliated money market fund                                110
                                                                  -----------
      TOTAL INVESTMENT INCOME                                         444,557
                                                                  -----------
EXPENSES
Investment advisory fees                                              103,955
Administrative service fees                                            34,652
Professional fees                                                       4,895
Custody and transaction fees                                            8,337
Directors' fees and expenses                                            3,119
Compliance expenses                                                       366
Qualification fees
   Class A                                                              2,660
   Class B                                                              1,964
   Class T                                                              6,878
Shareholder reporting expenses
   Class A                                                              2,006
   Class B                                                              1,406
   Class T                                                              2,225
Distribution fees
   Class A                                                              4,408
   Class B                                                              6,278
Insurance expenses                                                      5,479
                                                                  -----------
      TOTAL EXPENSES                                                  188,628
      LESS EXPENSES REIMBURSED                                        (10,281)
                                                                  -----------
      NET EXPENSES                                                    178,347
                                                                  -----------
INVESTMENT INCOME (LOSS)--NET                                         266,210
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                            349,300
   Change in unrealized appreciation of investments                (2,438,041)
                                                                  -----------
NET GAIN (LOSS) ON INVESTMENTS                                     (2,088,741)
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $(1,822,531)
                                                                  ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
SM&R BALANCED FUND

                                                                       (UNAUDITED)       YEAR
                                                                    SIX MONTHS ENDED     ENDED
                                                                      FEBRUARY 28,     AUGUST 31,
                                                                    ----------------  -----------
                                                                           2008           2007
                                                                    ----------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                      $   266,210     $   600,719
   Net realized gain (loss) on investments                                349,300         301,453
   Change in unrealized appreciation of investments                    (2,438,041)      2,340,504
                                                                      -----------     -----------
   Net increase (decrease) in net assets resulting from operations     (1,822,531)      3,242,676
                                                                      -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                             (34,683)        (90,358)
      Class B                                                             (12,635)        (43,762)
      Class T                                                            (227,632)       (496,856)
   Capital gains
      Class A                                                             (62,795)       (270,917)
      Class B                                                             (28,506)       (158,886)
      Class T                                                            (403,880)     (1,312,231)
                                                                      -----------     -----------
   Total distributions to shareholders                                   (770,131)     (2,373,010)
                                                                      -----------     -----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                            (834,122)       (179,987)
      Class B                                                            (538,982)       (669,560)
      Class T                                                             (56,076)        602,782
                                                                      -----------     -----------
      Total capital share transactions--net                            (1,429,180)       (246,765)
                                                                      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (4,021,842)        622,901
NET ASSETS
   Beginning of period                                                 30,198,172      29,575,271
                                                                      -----------     -----------
   End of period                                                      $26,176,330     $30,198,172
                                                                      ===========     ===========
Undistributed Net Investment Income                                   $    94,750     $   103,490
                                                                      ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                               CLASS A SHARES
                                                            ----------------------------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                               ENDED
                                                            FEBRUARY 29,          YEAR ENDED AUGUST 31,
                                                            ------------  --------------------------------------
                                                                2008       2007    2006    2005    2004    2003
                                                            ------------  ------  ------  ------  ------  ------
Net asset value, beginning of period                          $18.37      $17.91  $18.19  $17.60  $16.65  $15.93
Income (loss) from investment operations
   Investment income (loss)--net                                0.13        0.36    0.32    0.35    0.28    0.32
   Net realized and unrealized gain (loss) on investments      (1.31)       1.57    0.50    0.65    1.18    0.77
                                                               -----      ------  ------  ------  ------  ------
      Total from investment operations                         (1.18)       1.93    0.82    1.00    1.46    1.09
Less distributions
   Investment income--net                                      (0.16)      (0.37)  (0.31)  (0.35)  (0.30)  (0.37)
   Capital gains                                               (0.33)      (1.10)  (0.79)  (0.06)  (0.21)     --
                                                               -----      ------  ------  ------  ------  ------
      Total distributions                                      (0.49)      (1.47)  (1.10)  (0.41)  (0.51)  (0.37)
                                                               -----      ------  ------  ------  ------  ------
Net asset value, end of period                                $16.70      $18.37  $17.91  $18.19  $17.60  $16.65
                                                              ======      ======  ======  ======  ======  ======
Total return (1)                                               (6.58)%**   11.09%   4.65%   5.73%   8.83%   7.02%
                                                              ======      ======  ======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $3,240      $4,376  $4,430  $5,030  $4,409  $3,419
Ratio of expenses with reimbursement to average net
   assets (2)                                                   1.30%*      1.30%   1.30%   1.30%   1.30%   1.30%
Ratio of expenses without reimbursement to average net
   assets                                                       1.64%*      1.54%   1.71%   1.73%   1.64%   1.69%
Ratio of net investment income (loss) to average net
   assets                                                       1.84%*      1.93%   1.90%   1.85%   1.51%   2.02%
Portfolio turnover rate                                         6.95%       8.35%  21.82%  23.18%  11.15%  23.83%

                                                                               CLASS B SHARES
                                                            ----------------------------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                               ENDED
                                                            FEBRUARY 29,          YEAR ENDED AUGUST 31,
                                                            ------------  --------------------------------------
                                                                 2008      2007    2006    2005    2004    2003
                                                            ------------  ------  ------  ------  ------  ------
Net asset value, beginning of period                          $18.56      $18.08  $18.37  $17.78  $16.83  $16.18
Income (loss) from investment operations
   Investment income (loss)--net                                0.04        0.21    0.24    0.25    0.20    0.24
   Net realized and unrealized gain (loss) on investments      (1.25)       1.67    0.51    0.66    1.19    0.72
                                                               -----      ------  ------  ------  ------  ------
      Total from investment operations                         (1.21)       1.88    0.75    0.91    1.39    0.96
Less distributions
   Investment income--net                                      (0.12)      (0.30)  (0.25)  (0.26)  (0.23)  (0.31)
   Capital gains                                               (0.33)      (1.10)  (0.79)  (0.06)  (0.21)     --
                                                               -----      ------  ------  ------  ------  ------
      Total distributions                                      (0.45)      (1.40)  (1.04)  (0.32)  (0.44)  (0.31)
                                                               -----      ------  ------  ------  ------  ------
Net asset value, end of period                                $16.90      $18.56  $18.08  $18.37  $17.78  $16.83
                                                              ======      ======  ======  ======  ======  ======
Total return (1)                                               (6.70)%**   10.70%   4.20%   5.15%   8.33%   6.10%
                                                              ======      ======  ======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $1,499      $2,171  $2,772  $3,095  $2,952  $2,336
Ratio of expenses with reimbursement to average net
   assets (2)                                                   1.80%*      1.80%   1.80%   1.80%   1.80%   1.80%
Ratio of expenses without reimbursement to average
   net assets                                                   2.27%*      2.07%   2.24%   2.23%   2.13%   2.18%
Ratio of net investment income (loss) to average
   net assets                                                   1.35%*      1.43%   1.40%   1.36%   1.00%   1.51%
Portfolio turnover rate                                         6.95%       8.35%  21.82%  23.18%  11.15%  23.83%


*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for Class A and 1.80% for Class B until December 31, 2008.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                                CLASS T SHARES
                                                             ---------------------------------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                               ENDED
                                                             FEBRUARY 29,           YEAR ENDED AUGUST 31,
                                                             ------------  -------  -------  -------  -------  -------
                                                                2008        2007     2006     2005     2004    2003
                                                             ------------  -------  -------  -------  -------  -------
Net asset value, beginning of period                           $19.13      $ 18.60  $ 18.85  $ 18.21  $ 17.18  $ 16.42
Income (loss) from investment operations
   Investment income (loss)--net                                 0.18         0.39     0.36     0.36     0.29     0.34
   Net realized and unrealized gain (loss) on
      investments                                               (1.41)        1.65     0.51     0.68     1.24     0.77
                                                                -----      -------  -------  -------  -------  -------
      Total from investment operations                          (1.23)        2.04     0.87     1.04     1.53     1.11
Less distributions
   Investment income--net                                       (0.19)       (0.41)   (0.33)   (0.34)   (0.29)   (0.35)
   Capital gains                                                (0.33)       (1.10)   (0.79)   (0.06)   (0.21)      --
                                                                -----      -------  -------  -------  -------  -------
      Total distributions                                       (0.52)       (1.51)   (1.12)   (0.40)   (0.50)   (0.35)
                                                                -----      -------  -------  -------  -------  -------
Net asset value, end of period                                 $17.38      $ 19.13  $ 18.60  $ 18.85  $ 18.21  $ 17.18
                                                               ======      =======  =======  =======  =======  =======
Total return (1)                                                (6.63)%**    11.28%    4.79%    5.77%    8.95%    6.95%
                                                               ======      =======  =======  =======  =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $21,437      $23,651  $22,373  $22,798  $22,785  $21,569
Ratio of expenses with reimbursement to average net assets       1.21%*       1.20%    1.25%    1.24%    1.23%    1.25%
Ratio of expenses without reimbursement to average
   net assets                                                    1.21%*       1.20%    1.29%    1.24%    1.23%    1.26%
Ratio of net investment income (loss) to average net assets      1.92%*       2.02%    1.95%    1.92%    1.58%    2.08%
Portfolio turnover rate                                          6.95%        8.35%   21.82%   23.18%   11.15%   23.83%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge.

See notes to financial statements.

SCHEDULE OF INVESTMENTS   February 29, 2008 (Unaudited)
SM&R GOVERNMENT BOND FUND

CORPORATE BONDS

                                                               INTEREST/
                                                     MATURITY   STATED       FACE
                                                       DATE     RATE(%)     AMOUNT       VALUE
                                                     --------  ---------  ----------  -----------
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--1.70%
MBNA Master Credit Card Trust                        02/15/12     7.000   $  500,000  $   528,320
                                                                                      -----------
   TOTAL FINANCIALS--1.70%                                                                528,320
                                                                                      -----------
MATERIALS--
METALS & MINING--3.64%
Carpenter Technology Corp.                           05/15/13     6.625    1,000,000    1,133,743
                                                                                      -----------
   TOTAL MATERIALS--3.64%                                                               1,133,743
                                                                                      -----------
   TOTAL CORPORATE BONDS--5.34%
      (Cost $1,508,187)                                                                 1,662,063
                                                                                      -----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--42.92%
Federal Home Loan Bank                               07/17/09     5.375    1,250,000    1,302,125
Federal Home Loan Mortgage Corp.                     11/15/13     4.875    1,000,000    1,069,035
Federal National Mortgage Association                02/15/10     3.875    1,100,000    1,132,377
Federal National Mortgage Association                12/15/10     4.750    1,900,000    2,001,741
Federal National Mortgage Association                02/01/11     6.250    1,850,000    2,004,978
Federal National Mortgage Association                03/15/11     5.500    1,300,000    1,396,160
Federal National Mortgage Association                03/26/12     5.400    1,100,000    1,102,029
Private Export Funding Corp.                         01/15/10     7.200       15,000       16,318
U S Treasury Bond                                    05/15/17     8.750    2,375,000    3,336,134
                                                                                      -----------
                                                                                       13,360,897
U S GOVERNMENT SECURITIES--39.25%
U S Treasury Bond                                    05/15/16     7.250      800,000    1,020,125
U S Treasury Note                                    02/15/09     3.000    1,000,000    1,011,953
U S Treasury Note                                    08/31/11     4.625    1,500,000    1,629,375
U S Treasury Note                                    10/31/11     4.625    2,500,000    2,720,898
U S Treasury Note                                    11/15/12     4.000    2,000,000    2,137,500
U S Treasury Note                                    05/15/14     4.750    1,319,000    1,463,163
U S Treasury Note                                    02/15/15     4.000      600,000      635,953
U S Treasury Note                                    05/15/15     4.125    1,500,000    1,597,266
                                                                                      -----------
                                                                                       12,216,233
                                                                                      -----------
   TOTAL U S GOVERNMENT AGENCY and
   U S GOVERNMENT SECURITIES--82.17%
      (Cost $24,238,986)                                                               25,577,130
                                                                                      -----------

                                                               INTEREST/
                                                     MATURITY   STATED       FACE
                                                       DATE     RATE(%)     AMOUNT       VALUE
                                                     --------  ---------  ----------  -----------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--11.52%
Federal Home Loan Bank                               03/05/08     2.600   $  840,000  $   839,757
Federal Home Loan Bank                               03/07/08     2.830      150,000      149,929
Federal Home Loan Bank                               03/12/08     2.850    1,500,000    1,498,693
Federal Home Loan Mortgage Corp.                     03/03/08     2.700      600,000      599,910
Federal Home Loan Mortgage Corp.                     03/20/08     2.800      500,000      499,261
                                                                                      -----------
                                                                                        3,587,550
                                                                                      -----------
   TOTAL U S GOVERNMENT AGENCY
   SHORT-TERM OBLIGATIONS--11.52%
      (Cost $3,587,550)                                                                 3,587,550
                                                                                      -----------

MONEY MARKET FUND                                                            SHARES
SM&R Money Market Fund, 2.36% (a)                                                975          975
                                                                                      -----------
   TOTAL MONEY MARKET FUND--0.00%
      (Cost $975)                                                                             975
                                                                                      -----------
   TOTAL INVESTMENTS--99.03%
      (Cost $29,335,698)                                                               30,827,718
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.97%                                         301,517
                                                                                      -----------
   NET ASSETS--100.00%                                                                $31,129,235
                                                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

 1.71%       Financials
 3.68%       Materials
94.61%       U.S. Government

                                       33

STATEMENT OF ASSETS AND LIABILITIES   February 29, 2008 (Unaudited)
SM&R GOVERNMENT BOND FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $29,334,723)  $ 30,826,743
Investment in affiliated money market fund (Cost $975)                        975
                                                                     ------------
   Total investments (Cost $29,335,698)                                30,827,718
Prepaid expenses                                                           21,420
Receivable for:
   Capital stock sold                                                         710
   Interest                                                               312,464
   Expense reimbursement                                                    5,590
Other assets                                                                2,782
                                                                     ------------
      TOTAL ASSETS                                                     31,170,684
                                                                     ------------
LIABILITIES
Capital stock reacquired                                                    4,515
Distribution payable                                                          494
Payable to investment adviser for fund expenses                            10,045
Accrued:
   Investment advisory fees                                                12,185
   Administrative service fees                                              6,092
   Distribution fees                                                        1,549
Other liabilities                                                           6,569
                                                                     ------------
      TOTAL LIABILITIES                                                    41,449
                                                                     ------------
      NET ASSETS                                                     $ 31,129,235
                                                                     ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                             30,087,000
Undistributed net investment income                                            83
Accumulated net realized gain (loss) on investments                      (449,868)
Net unrealized appreciation of investments                              1,492,020
                                                                     ------------
Net Assets                                                           $ 31,129,235
                                                                     ============
NET ASSETS:
Class A                                                                 1,123,080
Class B                                                                   538,590
Class T                                                                29,467,565
                                                                     ------------
   TOTAL NET ASSETS                                                  $ 31,129,235
                                                                     ============
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                         100,001,150
   Outstanding                                                            102,852
                                                                     ------------
Class B:
   Authorized                                                         100,000,000
   Outstanding                                                             49,429
                                                                     ------------
Class T:
   Authorized                                                          23,000,000
   Outstanding                                                          2,734,836
                                                                     ------------
Class A:
   Net asset value and redemption price per share                    $      10.92
   Offering price per share: (Net assets value of $10.92 / 95.25%)   $      11.46
                                                                     ------------
Class B:
   Net asset value and offering price per share                      $      10.90
                                                                     ------------
Class T:
   Net asset value and redemption price per share                    $      10.77
   Offering price per share: (Net assets value of $10.77 / 95.5%)    $      11.28
                                                                     ------------

See notes to financial statements.

STATEMENT OF OPERATIONS   Six Months Ended February 29, 2008 (Unaudited)
SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                          $  649,924
Interest from affiliated money market fund                               666
                                                                  ----------
      TOTAL INVESTMENT INCOME                                        650,590
                                                                  ----------
EXPENSES
Investment advisory fees                                              71,746
Administrative service fees                                           35,873
Professional fees                                                      4,687
Custody and transaction fees                                           4,004
Directors' fees and expenses                                           3,118
Compliance expenses                                                      329
Qualification fees
   Class A                                                             2,705
   Class B                                                             2,155
   Class T                                                             7,609
Shareholder reporting expenses
   Class A                                                               714
   Class B                                                               584
   Class T                                                               869
Distribution fees
   Class A                                                             1,232
   Class B                                                             1,937
Insurance expenses                                                     4,868
                                                                  ----------
      TOTAL EXPENSES                                                 142,430
      LESS EXPENSES REIMBURSED                                       (33,937)
                                                                  ----------
      NET EXPENSES                                                   108,493
                                                                  ----------
INVESTMENT INCOME (LOSS) - NET                                       542,097
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                            10,122
   Change in unrealized appreciation of investments                1,414,680
                                                                  ----------
NET GAIN (LOSS) ON INVESTMENTS                                     1,424,802
                                                                  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $1,966,899
                                                                  ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
SM&R GOVERNMENT BOND FUND

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                            FEBRUARY 29,      AUGUST 31,
                                                          ----------------   -----------
                                                                2008             2007
                                                          ----------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                             $   542,097     $ 1,140,936
   Net realized gain (loss) on investments                        10,122         (25,100)
   Change in unrealized appreciation of investments            1,414,680         305,449
                                                             -----------     -----------
   Net increase (decrease) in net assets resulting from
      operations                                               1,966,899       1,421,285
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                    (18,658)        (41,848)
      Class B                                                     (8,477)        (23,067)
      Class T                                                   (514,987)     (1,076,489)
                                                             -----------     -----------
      Total distributions to shareholders                       (542,122)     (1,141,404)
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                      8,740          80,057
      Class B                                                    (73,900)       (114,106)
      Class T                                                  1,027,654         630,368
                                                             -----------     -----------
      Total capital share transactions--net                      962,494         596,319
                                                             -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        2,387,271         876,200
NET ASSETS
   Beginning of period                                        28,741,964      27,865,764
                                                             -----------     -----------
   End of period                                             $31,129,235     $28,741,964
                                                             ===========     ===========
   Undistributed Net Investment Income                       $        83     $       108
                                                             ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                        CLASS A SHARES
                                                    ------------------------------------------------------
                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED
                                                    FEBRUARY 29,           YEAR ENDED AUGUST 31,
                                                    ------------ -----------------------------------------
                                                        2008      2007    2006      2005     2004    2003
                                                    ------------ ------  ------  ---------- ------  ------
Net asset value, beginning of period                  $10.40     $10.30  $10.50  $10.56     $10.75  $10.88
Income (loss) from investment operations
   Investment income (loss)--net                        0.19       0.42    0.36    0.25       0.23    0.40
   Net realized and unrealized gain (loss)
      on investments                                    0.52       0.10   (0.20)  (0.06)      0.11   (0.13)
                                                      ------     ------  ------  ------     ------  ------
         Total from investment operations               0.71       0.52    0.16    0.19       0.34    0.27
Less distributions
   Investment income--net                              (0.19)     (0.42)  (0.36)  (0.25)     (0.23)  (0.40)
   Capital gains                                          --         --      --   (0.00)***  (0.30)     --
                                                      ------     ------  ------  ------     ------  ------
         Total distributions                           (0.19)     (0.42)  (0.36)  (0.25)     (0.53)  (0.40)
                                                      ------     ------  ------  ------     ------  ------
Net asset value, end of period                        $10.92     $10.40  $10.30  $10.50     $10.56  $10.75
                                                      ======     ======  ======  ======     ======  ======
Total return (1)                                        6.92%**    5.15%   1.57%   1.93%      3.14%   2.51%
                                                      ======     ======  ======  ======     ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)             $1,123     $1,067  $  976  $1,036     $  983  $1,240
Ratio of expenses with reimbursement to average
   net assets (2)                                       0.73%*     0.73%   0.73%   0.73%      0.73%   0.73%
Ratio of expenses without reimbursement to average
   net assets                                           1.77%*     1.76%   2.19%   2.32%      2.04%   1.75%
Ratio of net investment income (loss) to average
   net assets                                           3.70%*     4.06%   3.46%   2.43%      2.13%   3.62%
Portfolio turnover rate                                26.39%     50.01%  78.38%  51.35%     50.62%  99.26%

                                                                        CLASS B SHARES
                                                    ------------------------------------------------------
                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED
                                                    FEBRUARY 29,           YEAR ENDED AUGUST 31,
                                                    ------------ -----------------------------------------
                                                        2008       2007   2006      2005     2004    2003
                                                    ------------ ------  ------  ---------- ------  ------
Net asset value, beginning of period                  $10.39     $10.29  $10.49  $10.55     $10.74  $10.86
Income (loss) from investment operations
   Investment income (loss)--net                        0.17       0.37    0.31    0.20       0.17    0.33
   Net realized and unrealized gain (loss)
      on investments                                    0.51       0.10   (0.20)  (0.06)      0.11   (0.12)
                                                      ------     ------  ------  ------     ------  ------
         Total from investment operations               0.68       0.47    0.11    0.14       0.28    0.21
Less distributions
   Investment income--net                              (0.17)     (0.37)  (0.31)  (0.20)     (0.17)  (0.33)
   Capital gains                                          --         --      --   (0.00)***  (0.30)     --
                                                      ------     ------  ------  ------     ------  ------
         Total distributions                           (0.17)     (0.37)  (0.31)  (0.20)     (0.47)  (0.33)
                                                      ------     ------  ------  ------     ------  ------
Net asset value, end of period                        $10.90     $10.39  $10.29  $10.49     $10.55  $10.74
                                                      ======     ======  ======  ======     ======  ======
Total return (1)                                        6.61%**    4.66%   1.10%   1.44%      2.65%   1.96%
                                                      ======     ======  ======  ======     ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)             $  539     $  588  $  696  $1,009     $1,131  $1,643
Ratio of expenses with reimbursement to average
   net assets (2)                                       1.23%*     1.23%   1.23%   1.23%      1.23%   1.23%
Ratio of expenses without reimbursement to average
   net assets                                           2.62%*     2.25%   2.55%   2.34%      2.06%   1.95%
Ratio of net investment income (loss) to average
   net assets                                           3.21%*     3.56%   2.94%   1.92%      1.65%   2.99%
Portfolio turnover rate                                26.39%     50.01%  78.38%  51.35%     50.62%  99.26%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class A and 1.23% for Class B until December 31, 2008.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                           CLASS T SHARES
                                                    -----------------------------------------------------------
                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED
                                                    FEBRUARY 29,              YEAR ENDED AUGUST 31,
                                                    ------------ ----------------------------------------------
                                                        2008       2007    2006        2005      2004    2003
                                                    ------------ -------  -------  ----------- -------  -------
Net asset value, beginning of period                   $10.27    $ 10.17  $ 10.36  $ 10.43     $ 10.62  $ 10.75
Income (loss) from investment operations
   Investment income (loss)--net                         0.19       0.41     0.35     0.25        0.22     0.40
   Net realized and unrealized gain (loss)
      on investments                                     0.50       0.10    (0.19)   (0.07)       0.11    (0.13)
                                                      -------    -------  -------  -------     -------  -------
         Total from investment operations                0.69       0.51     0.16     0.18        0.33     0.27
Less distributions
   Investment income--net                               (0.19)     (0.41)   (0.35)   (0.25)      (0.22)   (0.40)
   Capital gains                                           --         --       --    (0.00)***   (0.30)      --
                                                      -------    -------  -------  -------     -------  -------
         Total distributions                            (0.19)     (0.41)   (0.35)   (0.25)      (0.52)   (0.40)
                                                      -------    -------  -------  -------     -------  -------
Net asset value, end of period                         $10.77     $10.27  $ 10.17  $ 10.36     $ 10.43  $ 10.62
                                                      =======    =======  =======  =======     =======  =======
Total return (1)                                         6.81%**    5.16%    1.65%    1.84%       3.15%    2.46%
                                                      =======    =======  =======  =======     =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)             $29,467    $27,087  $26,194  $26,841     $27,750  $27,946
Ratio of expenses with reimbursement to
   average net assets (2)                                0.73%*     0.73%    0.73%    0.73%       0.73%    0.73%
Ratio of expenses without reimbursement to average
   net assets                                            0.91%*     0.93%    0.99%    0.96%       0.95%    0.91%
Ratio of net investment income (loss) to average
   net assets                                            3.69%*     4.06%    3.47%    2.43%       2.12%    3.60%
Portfolio turnover rate                                 26.39%     50.01%   78.38%   51.35%      50.62%   99.26%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class T until December 31, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS   February 29, 2008 (Unaudited)
SM&R TAX FREE FUND

                                                                                            INTEREST/
MUNICIPAL BONDS                                                                   MATURITY   STATED      FACE
RATING(A)                                                                           DATE     RATE(%)    AMOUNT     VALUE
--------------------------------------------------------------------------------  --------  ---------  --------  ---------
           ALABAMA--1.33%
Aa1/AA+    Alabama Drinking Water Financing Authority,
              Revolving Fund Loan - Revenue Bonds, Series A                       08/15/16    4.000    $180,000  $ 178,124
           CALIFORNIA--0.15%
A1/A+      California State - General Obligation Bonds Unlimited                  06/01/11    5.250      20,000     20,099
           FLORIDA--6.22%
A/A        Miami - Dade County, Florida Expressway Authority
              Toll System - Revenue Bonds, Prerefunded to 07/01/2010              07/01/29    6.375     400,000    433,888
Aa1/AA+    Miami - Dade County, Florida Solid Waste System - Revenue Bonds        10/01/18    4.750     400,000    400,996
                                                                                                                 ---------
                                                                                                                   834,884
           HAWAII--2.00%
Aaa/AAA    Honolulu, Hawaii City & County - General Obligation Bonds Unlimited    07/01/13    5.000     250,000    268,233
           ILLINOIS--4.56%
Aa3/AA     Chicago, Illinois Park District - General Obligation Bonds Unlimited,
              Series C                                                            01/01/16    4.850     230,000    232,859
Aaa/AA-    Rockford, Illinois - General Obligation Bonds Unlimited                12/15/18    4.500     180,000    178,049
Aaa/AA-    State of Illinois - General Obligation Bonds Unlimited                 03/01/19    5.000     200,000    201,998
                                                                                                                 ---------
                                                                                                                  612,906
           INDIANA--4.30%
A1/A+      Aurora, Indiana Building Corp. - Revenue Bonds                         07/15/13    4.500     405,000    421,014
Aaa/AAA    South Bend, Indiana Building Corp. - Revenue Bonds                     02/01/13    4.500     150,000    155,740
                                                                                                                 ---------
                                                                                                                   576,754
           LOUISIANA--6.59%
Aaa/AAA    Louisiana Public Facilities Authority Hospital - Revenue Bonds,
              Prerefunded, Series C to 07/01/2008 (b)                             07/01/19    5.000     335,000    341,124
Aaa/AAA    Louisiana Public Facilities Authority Hospital - Revenue Bonds,
              Unrefunded, Series C                                                07/01/19    5.000      65,000     65,366
A/A        Monroe, Louisiana Sales and Use Tax - Revenue Bonds                    07/01/16    4.000     200,000    196,098
Aaa/AAA    New Orleans, Louisiana Sewer Service - Revenue Bonds                   06/01/18    5.000     300,000    281,616
                                                                                                                 ---------
                                                                                                                   884,204
           MISSISSIPPI--3.94%
Aa1/AA+    Greenville Mississippi Public School District - General Obligation
              Bonds Unlimited                                                     12/15/11    3.250     205,000    205,662
Aaa/AAA    Mississippi Development Bank Special Obligation Clinton
              Recreational Facilities & Municipal Building - Revenue Bonds        11/01/10    4.500     310,000    322,710
                                                                                                                 ---------
                                                                                                                   528,372
           NEW YORK--7.68%
Aaa/AA-    New York City, New York - General Obligation Bonds
              Unlimited, Series J                                                 08/01/18    5.000     200,000    202,750
Aa1/AA+    New York City, New York - Transitional Financial Authority
              Revenue Bonds, Unrefunded, Series C                                 05/01/19    5.000     250,000    258,808
Aa1/AA+    New York State Tollway Authority Highway & Bridge - Revenue
              Bonds, Series B                                                     04/01/10    3.850     200,000    204,064
Aa3/AA     Triborough Bridge & Tunnel Authority, New York - Revenue
              Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)     01/01/27    5.200     350,000    365,820
                                                                                                                 ---------
                                                                                                                 1,031,442

                                                                                            INTEREST/
MUNICIPAL BONDS                                                                   MATURITY   STATED      FACE
RATING(A)                                                                           DATE     RATE(%)    AMOUNT     VALUE
--------------------------------------------------------------------------------  --------  ---------  --------  ----------
           NORTH CAROLINA--1.52%
Aaa/AAA    North Carolina State - General Obligation Bonds Unlimited              03/01/15    4.000    $200,000  $  203,884
           OHIO--2.40%
Aa1/AA+    Ohio State Department of Administrative Services - Certificate
              Participation                                                       09/01/15    5.250     300,000     322,146
           TEXAS--33.70%
A1/A+      Aransas County, Texas Correctional Facility Improvements - General
              Obligation Bonds Limited                                            02/15/13    3.875     250,000     250,927
Aa1/AA+    Austin, Texas Community College District - Revenue Bonds               02/01/10    4.000     100,000     101,383
Aaa/AAA    Austin, Texas Independent School District - General Obligation
              Bonds Unlimited, Series A                                           08/01/12    3.750     150,000     152,982
Aaa/AAA    College Station, Texas Utility Systems - Revenue Bonds                 02/01/13    4.125     200,000     204,738
Aaa/AAA    College Station, Texas Utility Systems - Revenue Bonds                 02/01/14    4.250      65,000      66,423
Aaa/AAA    Collin County, Texas Community College District, Consolidated
              Fund - Revenue Bonds                                                02/01/15    5.250     400,000     400,704
Aaa/AAA    Dallas, Texas Independent School District - General Obligation
              Bonds Unlimited                                                     02/15/09    4.200     100,000     101,747
Aaa/AAA    El Paso, Texas Public Improvement - General Obligation
              Bonds Limited                                                       08/15/17    4.000     270,000     263,939
Aa3/AA     Flower Mound, Texas Refunding and Improvement - General
              Obligation Bonds Limited, Unrefunded                                03/01/17    5.500      10,000      10,019
Aa3/AA     Galveston County, Texas Public Improvements - General
              Obligation Bonds Unlimited                                          02/01/10    4.300      25,000      25,649
Aa1/AA+    Galveston County, Texas Public Improvements - General
              Obligation Bonds Limited                                            02/01/11    4.375     125,000     129,358
Aaa/AAA    Jefferson County, Texas - Public Improvement Certificates of
              Obligation, Series B                                                08/01/16    4.125     255,000     252,187
Aaa/AA-    League City, Texas Public Improvements - General Obligation
              Bonds Limited                                                       02/15/13    4.750     100,000     103,491
Aa3/AA     Lubbock County, Texas - General Obligation Bonds Limited               02/15/17    5.500     250,000     273,695
Aaa/AAA    Lubbock, Texas Municipal Drainage Utility - General Obligation
              Bonds Limited                                                       02/15/14    4.000     250,000     252,948
Aaa/AAA    Mission, Texas Consolidated Independent School District - General
              Obligation Bonds Unlimited                                          02/15/18    4.500     200,000     199,996
Aa1/AA+    Montgomery County, Texas Public Improvements - General
              Obligation Bonds Limited                                            03/01/12    4.000     250,000     255,883
Aaa/AAA    Rockwell, Texas Waterworks & Sewer - General Obligation
              Bonds Limited                                                       08/01/11    3.700     115,000     117,248
Aaa/AAA    Round Rock, Texas Independent School District Refunding and
              Improvement - General Obligation Bonds Unlimited,
              Prerefunded to 08/01/2009 (b)                                       08/01/11    4.400     100,000     102,256
Aaa/AAA    Round Rock, Texas Independent School District Refunding and
              Improvement - General Obligation Bonds Unlimited, Unrefunded        08/01/11    4.400     150,000     152,390
Aaa/AAA    San Antonio, Texas River Authority Sewer Refunding and
              Improvement - Martinez Salatrillo, Revenue Bonds                    07/01/12    3.750     100,000     100,275
Aaa/NR     Tarrant County Health Facilities Development Corp. - Health System
              Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)    09/01/14    6.000     200,000     221,110
Aa1/AA+    Texas A&M University Revenue and Financing System - Revenue
              Refunding Bonds, Series A                                           05/15/17    5.000     250,000     261,320

                                                                                            INTEREST/
MUNICIPAL BONDS                                                                   MATURITY   STATED      FACE
RATING(A)                                                                           DATE     RATE(%)    AMOUNT     VALUE
--------------------------------------------------------------------------------  --------  ---------  --------  ----------
           TEXAS--CONTINUED
Aaa/AAA    University of Texas Permanent University Fund - Revenue Bonds,
              Prerefunded, Series A To 07/01/2011 (b)                             07/01/13    6.250    $ 45,000  $   49,326
Aaa/AAA    University of Texas Permanent University Fund - Revenue Bonds,
              Prerefunded, Series A To 01/01/2013 (b)                             07/01/13    6.250      55,000      60,677
Aaa/AAA    University of Texas Permanent University Fund - Revenue Bonds,
              Prerefunded, Series A To 01/01/2013 (b)                             07/01/13    6.250      55,000      61,884
Aaa/AA-    Waco, Texas - General Obligation Bonds Limited                         02/01/16    4.000     250,000     248,067
NR/AAA     Wylie, Texas Independent School District - General Obligation
              Bonds Unlimited                                                     08/15/12    4.375     100,000     103,365
                                                                                                                 ----------
                                                                                                                  4,523,987
           UTAH--0.04%
Aa2/AA     Utah State Housing Financial Agency - Single Family
              Revenue Bonds (d)                                                   07/01/21    6.000       5,000       5,112
           WASHINGTON--5.01%
Aaa/AAA    Seattle, Washington Municipal Light & Power - Revenue Bonds,
              Series B                                                            06/01/24    5.000     100,000      97,068
Aa3/AA     State of Washington - General Obligation Bonds Unlimited, Series B     05/01/18    5.500     300,000     321,585
Aa2/NR     Tumwater, Washington Office Building - Revenue Bonds                   07/01/15    5.250     240,000     254,431
                                                                                                                 ----------
                                                                                                                    673,084
                                                                                                                 ----------
              TOTAL MUNICIPAL BONDS--79.44%
                 (Cost $10,485,160)                                                                              10,663,231
                                                                                                                 ----------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--19.77%
Federal Home Loan Bank                                                            03/07/08    2.800     575,000     574,732
Federal Home Loan Bank                                                            03/19/08    2.850     114,000     113,837
Federal Home Loan Bank                                                            03/26/08    2.880     575,000     573,850
Fannie Mae Discount Note                                                          03/03/08    2.700     725,000     724,891
Federal National Mortgage Association                                             03/05/08    2.600     667,000     666,807
                                                                                                                 ----------
                                                                                                                  2,654,117
                                                                                                                 ----------
              TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--19.77%
                 (Cost $2,654,117)                                                                                2,654,117
                                                                                                                 ----------

MONEY MARKET FUND                                   SHARES       VALUE
-----------------                                   ------   -----------
SM&R Money Market Fund, 2.36% (e)                    1,078   $     1,078
                                                             -----------
   TOTAL MONEY MARKET FUND--0.00%
      (Cost $1,078)                                                1,078
                                                             -----------
   TOTAL INVESTMENTS--99.21%
      (Cost $13,140,355)                                      13,318,426
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.79%                105,975
                                                             -----------
   TOTAL NET ASSETS--100.00%                                 $13,424,401
                                                             ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d)  Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at February 29, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

 5.49%       Development
17.72%       Education
28.41%       General Obligation
20.35%       U.S. Government
 0.04%       Housing
 4.68%       Medical
 5.81%       Miscellaneous
 3.03%       Pollution
 7.53%       Transportation
 6.94%       Utilities

STATEMENT OF ASSETS AND LIABILITIES   February 29, 2008 (Unaudited)
SM&R TAX FREE FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $13,139,277)   $ 13,317,348
Investment in affiliated money market fund (Cost $1,078)                     1,078
                                                                      ------------
   Total investments (Cost $13,140,355)                                 13,318,426
Prepaid expenses                                                            15,529
Receivable for:
   Capital stock sold                                                          240
   Interest                                                                 99,933
   Expense reimbursement                                                     3,987
Other assets                                                                 3,211
                                                                      ------------
      TOTAL ASSETS                                                      13,441,326
                                                                      ------------
LIABILITIES
Distribution payable                                                           835
Payable to investment adviser for fund expenses                              4,934
Accrued:
   Investment advisory fees                                                  5,392
   Administrative service fees                                               2,696
   Distribution fees                                                           419
Other liabilities                                                            2,649
                                                                      ------------
      TOTAL LIABILITIES                                                     16,925
                                                                      ------------
      NET ASSETS                                                      $ 13,424,401
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 13,246,066
Undistributed net investment income                                              3
Accumulated net realized gain (loss) on investments                            261
Net unrealized appreciation of investments                                 178,071
                                                                      ------------
Net Assets                                                            $ 13,424,401
                                                                      ============
NET ASSETS:
Class A                                                               $    293,760
                                                                      ------------
Class B                                                               $    123,945
                                                                      ------------
Class T                                                               $ 13,006,696
                                                                      ------------
   TOTAL NET ASSETS                                                   $ 13,424,401
                                                                      ============
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          100,000,101
   Outstanding                                                              28,315
                                                                      ------------
Class B:
   Authorized                                                          100,000,000
   Outstanding                                                              11,930
                                                                      ------------
Class T:
   Authorized                                                           21,000,000
   Outstanding                                                           1,262,364
                                                                      ------------
Class A:
   Net asset value and redemption price per share                     $      10.37
   Offering price per share: (Net assets value of $10.37 / 95.25%)    $      10.89
                                                                      ------------
Class B:
   Net asset value and offering price per share                       $      10.39
                                                                      ------------
Class T:
   Net asset value and redemption price per share                     $      10.30
   Offering price per share: (Net assets value of $10.30 / 95.5%)     $      10.79
                                                                      ------------

See notes to financial statements.

STATEMENT OF OPERATIONS   Six Months Ended February 29, 2008 (Unaudited)
SM&R TAX FREE FUND


INVESTMENT INCOME
Interest                                                                $290,114
Interest from affiliated money market fund                                   609
                                                                        --------
      TOTAL INVESTMENT INCOME                                            290,723
                                                                        --------
EXPENSES
Investment advisory fees                                                  32,761
Administrative service fees                                               16,380
Professional fees                                                          2,939
Custody and transaction fees                                               3,626
Directors' fees and expenses                                               3,118
Compliance expenses                                                          159
Qualification fees
   Class A                                                                 2,210
   Class B                                                                 1,564
   Class T                                                                 7,940
Shareholder reporting expenses
   Class A                                                                   253
   Class B                                                                   242
   Class T                                                                   386
Distribution fees
   Class A                                                                   339
   Class B                                                                   559
Insurance expenses                                                         2,298
                                                                        --------
      TOTAL EXPENSES                                                      74,774
      LESS EXPENSES REIMBURSED                                           (24,135)
                                                                        --------
      NET EXPENSES                                                        50,639
                                                                        --------
INVESTMENT INCOME (LOSS)--NET                                            240,084
                                                                        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                12,884
   Change in unrealized appreciation of investments                      (13,280)
                                                                        --------
NET GAIN (LOSS) ON INVESTMENTS                                              (396)
                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $239,688
                                                                        ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
SM&R TAX FREE FUND

                                                                        (UNAUDITED)
                                                                        SIX MONTHS       YEAR ENDED
                                                                    ENDED FEBRUARY 29,   AUGUST 31,
                                                                    ------------------  -----------
                                                                            2008            2007
                                                                    ------------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                        $   240,084     $   507,900
   Net realized gain (loss) on investments                                   12,884             148
   Change in unrealized appreciation of investments                         (13,280)       (128,539)
                                                                        -----------     -----------
   Net increase (decrease) in net assets resulting from operations          239,688         379,509
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                                (4,985)        (12,418)
      Class B                                                                (2,357)        (10,002)
      Class T                                                              (232,781)       (485,509)
   Capital gains
      Class A                                                                  (254)            (76)
      Class B                                                                  (147)           (103)
      Class T                                                               (12,370)         (2,944)
                                                                        -----------     -----------
      Total distributions to shareholders                                  (252,894)       (511,052)
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                                17,381         (51,604)
      Class B                                                               (45,457)       (278,609)
      Class T                                                               166,830         159,399
                                                                        -----------     -----------
Total capital share transactions--net                                       138,754        (170,814)
                                                                        -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     125,548        (302,357)
NET ASSETS
   Beginning of period                                                   13,298,853      13,601,210
                                                                        -----------     -----------
   End of period                                                        $13,424,401     $13,298,853
                                                                        ===========     ===========
   Undistributed Net Investment Income                                  $         3     $        42
                                                                        ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                          CLASS A SHARES
                                               --------------------------------------------------------------------
                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED
                                               FEBRUARY 29,                   YEAR ENDED AUGUST 31,
                                               ------------  ------------------------------------------------------
                                                   2008        2007        2006         2005       2004      2003
                                               ------------  --------  -----------  -----------  --------  --------
Net asset value, beginning of period            $  10.38     $  10.50  $  10.70     $  10.81     $  10.71  $  10.89
Income (loss) from investment operations
   Investment income (loss)--net                    0.19         0.40      0.41         0.40         0.42      0.44
   Net realized and unrealized gain (loss)
      on investments                               (0.00)       (0.12)    (0.20)       (0.11)        0.12     (0.18)
                                                --------     --------  --------     --------     --------  --------
            Total from investment operations        0.19         0.28      0.21         0.29         0.54      0.26
Less distributions
   Investment income--net                          (0.19)       (0.40)    (0.41)       (0.40)       (0.42)    (0.44)
   Capital gains                                   (0.01)          --     (0.00)***    (0.00)***    (0.02)       --
                                                --------     --------  --------     --------     --------  --------
            Total distributions                    (0.20)       (0.40)    (0.41)       (0.40)       (0.44)    (0.44)
                                                --------     --------  --------     --------     --------  --------
Net asset value, end of period                  $  10.37     $  10.38  $  10.50     $  10.70     $  10.81  $  10.71
                                                ========     ========  ========     ========     ========  ========
Total return (1)                                    1.81%**      2.74%     2.05%        2.72%        5.12%     2.40%
                                                ========     ========  ========     ========     ========  ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                       $293,760     $277,034  $331,989     $519,889     $542,502  $643,287
Ratio of expenses with reimbursement to
   average net assets (2)                           0.75%*       0.75%     0.75%        0.75%        0.75%     0.75%
Ratio of expenses without reimbursement to
   average net assets                               2.92%*       2.63%     3.14%        2.73%        1.26%     1.24%
Ratio of net investment income (loss) to
   average net assets                               3.57%*       3.78%     3.80%        3.68%        3.84%     4.09%
Portfolio turnover rate                             0.00%        0.00%     2.05%        7.50%        1.15%    18.23%

                                                                            CLASS B SHARES
                                               ----------------------------------------------------------------------
                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED
                                               FEBRUARY 29,                     YEAR ENDED AUGUST 31,
                                               ------------  --------------------------------------------------------
                                                   2008        2007        2006          2005        2004      2003
                                               ------------  --------  ------------  ------------  --------  --------
Net asset value, beginning of period            $  10.40     $  10.50  $  10.70      $  10.81      $  10.71  $  10.90
Income (loss) from investment operations
   Investment income (loss)--net                    0.16         0.35      0.35          0.34          0.36      0.40
   Net realized and unrealized gain (loss)
      on investments                                0.00        (0.10)    (0.20)        (0.11)         0.12     (0.19)
                                                --------     --------  --------      --------      --------  --------
            Total from investment operations        0.16         0.25      0.15          0.23          0.48      0.21
Less distributions
   Investment income--net                          (0.16)       (0.35)    (0.35)        (0.34)        (0.36)    (0.40)
   Capital gains                                   (0.01)          --     (0.00)***     (0.00)***     (0.02)       --
                                                --------     --------  --------      --------      --------  --------
            Total distributions                    (0.17)       (0.35)    (0.35)        (0.34)        (0.38)    (0.40)
                                                --------     --------  --------      --------      --------  --------
Net asset value, end of period                  $  10.39     $  10.40  $  10.50      $  10.70      $  10.81  $  10.71
                                                ========     ========  ========      ========      ========  ========
Total return (1)                                    1.57%**      2.47%     1.43%         2.20%         4.59%     1.91%
                                                ========     ========  ========      ========      ========  ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                       $123,945     $168,933  $449,767      $538,594      $536,101  $496,912
Ratio of expenses with reimbursement to
   average net assets (2)                           1.25%*       1.25%     1.25%         1.25%         1.25%     1.25%
Ratio of expenses without reimbursement to
   average net assets                               4.02%*       2.69%     2.77%         2.85%         1.78%     1.74%
Ratio of net investment income (loss) to
   average net assets                               3.10%*       3.28%     3.29%         3.18%         3.34%     3.59%
Portfolio turnover rate                             0.00%        0.00%     2.05%         7.50%         1.15%    18.23%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class A and 1.25% for Class B until December 31, 2008.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                            CLASS T SHARES
                                               -----------------------------------------------------------------
                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED
                                               FEBRUARY 29,                     YEAR ENDED AUGUST 31,
                                               ------------  ---------------------------------------------------
                                                   2008        2007       2006         2005       2004     2003
                                               ------------  -------  -----------  -----------  -------  -------
Net asset value, beginning of period            $ 10.31      $ 10.41  $ 10.61      $ 10.72      $ 10.61  $ 10.80
Income (loss) from investment operations
   Investment income (loss)--net                   0.19         0.39     0.39         0.39         0.41     0.44
   Net realized and unrealized gain (loss)
      on investments                              (0.00)       (0.10)   (0.20)       (0.11)        0.13    (0.18)
                                                -------      -------  -------      -------      -------  -------
            Total from investment operations       0.19         0.29     0.19         0.28         0.54     0.26
Less distributions
   Investment income--net                         (0.19)       (0.39)   (0.39)       (0.39)       (0.41)   (0.45)
   Capital gains                                  (0.01)          --    (0.00)***    (0.00)***    (0.02)      --
                                                -------      -------  -------      -------      -------  -------
            Total distributions                   (0.20)       (0.39)   (0.39)       (0.39)       (0.43)   (0.45)
                                                -------      -------  -------      -------      -------  -------
Net asset value, end of period                  $ 10.30      $ 10.31  $ 10.41      $ 10.61      $ 10.72  $ 10.61
                                                =======      =======  =======      =======      =======  =======
Total return (1)                                   1.80%**      2.87%    1.91%        2.72%        5.20%    2.38%
                                                =======      =======  =======      =======      =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $13,006      $12,853  $12,819      $13,001      $13,154  $13,330
Ratio of expenses with reimbursement to
   average net assets (2)                          0.75%*       0.75%    0.75%        0.75%        0.75%    0.75%
Ratio of expenses without reimbursement to
   average net assets                              1.04%*       1.05%    1.18%        1.05%        1.04%    1.03%
Ratio of net investment income (loss) to
   average net assets                              3.58%*       3.77%    3.79%        3.68%        3.83%    4.08%
Portfolio turnover rate                            0.00%        0.00%    2.05%        7.50%        1.15%   18.23%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class T until December 31, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2008 (Unaudited)
SM&R PRIMARY FUND

COMMON STOCK

                                                                 SHARES      VALUE
                                                                --------  ----------
INDUSTRIALS--
BUILDING PRODUCTS--0.00%
Armstrong World Industries, Inc.*                                     88      $3,168
                                                                          ----------
   TOTAL INDUSTRIALS--0.00%                                                    3,168
                                                                          ----------
   TOTAL COMMON STOCK--0.00%
      (Cost $.01)                                                              3,168
                                                                          ----------

                                                   INTEREST/
                                         MATURITY   STATED       FACE
COMMERCIAL PAPER                           DATE     RATE(%)     AMOUNT
----------------                         --------  ---------  ----------
CONSUMER DISCRETIONARY--
AUTOMOBILES--4.60%
Nissan Motors Co. LTD.                   03/03/08    3.400    $1,189,000   1,188,775
HOTELS, RESTAURANTS & LEISURE--9.13%
Marriott International Inc.              03/24/08    3.500     1,120,000   1,117,494
Starbucks Corp.                          03/17/08    3.300     1,245,000   1,243,171
                                                                          ----------
                                                                           2,360,665
MEDIA--4.29%
Comcast Corp.                            03/21/08    3.400     1,112,000   1,109,897
                                                                          ----------
   TOTAL CONSUMER DISCRETIONARY--18.02%                                    4,659,337
                                                                          ----------
CONSUMER STAPLES--
FOOD PRODUCTS--15.18%
Archer Daniels Midland                   03/05/08    4.250       959,000     958,544
General Mills Inc.                       03/04/08    3.320     1,168,000   1,167,676
Heinz (HJ) Finance Co.                   03/13/08    3.300       851,000     850,062
Kraft Foods, Inc.                        04/09/08    3.130       952,000     948,771
                                                                          ----------
                                                                           3,925,053
HOUSEHOLD PRODUCTS--4.00%
Clorox Company                           03/10/08    3.370     1,036,000   1,035,125
PERSONAL PRODUCTS--3.68%
Estee Lauder Companies                   03/12/08    2.950       951,000     950,141
                                                                          ----------
   TOTAL CONSUMER STAPLES--22.86%                                          5,910,319
                                                                          ----------
ENERGY--
OIL, GAS & CONSUMABLE FUELS--7.88%
Devon Energy Corp.                       03/14/08    3.300     1,008,000   1,006,797
Sempra Energy Global                     03/26/08    3.380     1,033,000   1,030,575
                                                                          ----------
                                                                           2,037,372
                                                                          ----------
   TOTAL ENERGY--7.88%                                                     2,037,372
                                                                          ----------

COMMERCIAL PAPER

                                                   INTEREST/
                                         MATURITY   STATED       FACE
                                           DATE     RATE(%)     AMOUNT       VALUE
                                         --------  ---------  ----------  -----------
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--3.74%
Textron Financial Corp.                  03/19/08    3.350    $  968,000  $   966,376
INSURANCE--9.34%
Lincoln National Corp.                   03/28/08    3.250     1,150,000    1,147,195
Wellpoint Inc.                           04/01/08    3.200     1,272,000    1,268,492
                                                                          -----------
                                                                            2,415,687
                                                                          -----------
   TOTAL FINANCIALS--13.08%                                                 3,382,063
                                                                          -----------
INDUSTRIALS--
BUILDING PRODUCTS--3.79%
Home Depot, Inc. (The)                   03/27/08    3.470       982,000      979,538
CONSTRUCTION & ENGINEERING--3.88%
Harsco Corp.                             03/06/08    3.350     1,004,000    1,003,532
                                                                          -----------
   TOTAL INDUSTRIALS--7.67%                                                 1,983,070
                                                                          -----------
INFORMATION TECHNOLOGY--
IT SERVICES--4.01%
Computer Sciences Corp.                  03/20/08     3.50     1,039,000    1,037,078
                                                                          -----------
   TOTAL INFORMATION TECHNOLOGY--4.01%                                      1,037,078
                                                                          -----------
MATERIALS--
CHEMICALS--10.16%
Dow Chemical Co. (The)                   04/08/08    3.500     1,049,000    1,045,112
PPG Industries, Inc.                     03/13/08    3.400       526,000      525,404
Sherwin-Williams Co.                     03/11/08    3.350     1,057,000    1,056,014
                                                                          -----------
                                                                            2,626,530
CONSTRUCTION MATERIALS--3.37%
Vulcan Materials Co.                     03/07/08    3.200       872,000      871,534
                                                                          -----------
   TOTAL MATERIALS--13.53%                                                  3,498,064
                                                                          -----------
UTILITIES--
ELECTRIC UTILITIES--8.65%
Dominion Resources, Inc.                 03/18/08    3.350     1,109,000    1,107,243
Idacorp Inc.                             03/25/08    3.450     1,133,000    1,130,392
                                                                          -----------
                                                                            2,237,635
                                                                          -----------
   TOTAL UTILITIES--8.65%                                                   2,237,635
                                                                          -----------
   TOTAL COMMERCIAL PAPER--95.70%
      (Cost $24,744,938)                                                   24,744,938
                                                                          -----------

                                                             INTEREST/
                                                   MATURITY   STATED       FACE
U S GOVERNMENT SECURITIES                            DATE     RATE(%)     AMOUNT       VALUE
-------------------------                          --------  ---------  ----------  -----------
U S GOVERNMENT SECURITIES--4.32%
U S Treasury Bond                                  02/15/29    5.250    $1,000,000  $ 1,115,859
                                                                                    -----------
   TOTAL U S GOVERNMENT SECURITIES--4.32%
      (Cost $895,890)                                                                 1,115,859
                                                                                    -----------
   TOTAL INVESTMENTS--100.02%
      (Cost $25,640,828)                                                             25,863,965
   LIABILITIES IN EXCESS OF OTHER ASSETS--(0.02)%                                        (4,560)
                                                                                    -----------
   TOTAL NET ASSETS--100.00%                                                        $25,859,405
                                                                                    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

* - Non income producing securities

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

18.01%       Consumer Discretionary
22.85%       Consumer Staples
 7.88%       Energy
13.08%       Financials
 7.68%       Industrials
 4.01%       Information Technology
13.53%       Materials
 4.31%       U.S. Government
 8.65%       Utilities

STATEMENT OF ASSETS AND LIABILITIES February 29, 2008 (Unaudited) SM&R PRIMARY FUND

ASSETS
Investments in unaffiliated securities, at value
   (Cost $25,640,829)                                            $   25,863,965
Prepaid expenses                                                          3,799
Receivable for:
   Investment securities sold                                             3,576
   Capital stock sold                                                     2,346
   Interest                                                               2,164
   Expense reimbursement                                                  3,522
Other assets                                                              5,053
                                                                 --------------
      TOTAL ASSETS                                                   25,884,425
                                                                 --------------
LIABILITIES
Distribution payable                                                          2
Payable to investment adviser for fund expenses                           4,967
Accrued:
   Investment advisory fees                                              10,401
   Administrative service fees                                            5,201
Other liabilities                                                         4,449
                                                                 --------------
      TOTAL LIABILITIES                                                  25,020
                                                                 --------------
      NET ASSETS                                                 $   25,859,405
                                                                 ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                       $   25,878,879
Accumulated net realized gain (loss) on investments                    (242,610)
Net unrealized appreciation of investments                              223,136
                                                                 --------------
Net Assets                                                       $   25,859,405
                                                                 ==============
      SHARES OUTSTANDING ($.01 par value per share)                  25,907,575
                                                                 ==============
      NET ASSET VALUE                                            $         1.00
                                                                 ==============
      SHARES AUTHORIZED                                           1,176,000,000

STATEMENT OF OPERATIONS  Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME
Interest                                                               $660,072
                                                                       --------
      TOTAL INVESTMENT INCOME                                           660,072
                                                                       --------
EXPENSES
Investment advisory fees                                                 63,795
Administrative service fees                                              31,898
Professional fees                                                         4,477
Custody and transaction fees                                              5,701
Directors' fees and expenses                                              3,119
Compliance expenses                                                         319
Qualification fees                                                        8,800
Shareholder reporting expenses                                            1,057
Insurance expenses                                                        4,589
Other expenses                                                               18
                                                                       --------
      TOTAL EXPENSES                                                    123,773
      LESS EXPENSES REIMBURSED                                          (19,342)
                                                                       --------
      NET EXPENSES                                                      104,431
                                                                       --------
INVESTMENT INCOME (LOSS)--NET                                           555,641
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                  (27)
   Change in unrealized appreciation of investments                      63,786
                                                                       --------
NET GAIN (LOSS) ON INVESTMENTS                                           63,759
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $619,400
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R PRIMARY FUND

                                                      (UNAUDITED)
                                                       SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                      FEBRUARY 29,   AUGUST 31,
                                                     -------------  ------------
                                                          2008          2007
                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                      $   555,641   $ 1,204,633
   Net realized gain (loss) on investments                    (27)     (137,592)
   Change in unrealized appreciation of investments        63,786       260,017
                                                      -----------   -----------
   Net increase (decrease) in net assets resulting
      from operations                                     619,400     1,327,058
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                (555,641)   (1,204,633)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS--NET                        (1,010,006)      440,366
                                                      -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (946,247)      562,791
NET ASSETS
   Beginning of period                                 26,805,652    26,242,861
                                                      -----------   -----------
   End of period                                      $25,859,405   $26,805,652
                                                      ===========   ===========

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

                                             (UNAUDITED)
                                             SIX MONTHS
                                               ENDED
                                            FEBRUARY 29,             YEAR ENDED AUGUST 31,
                                            ------------  -------------------------------------------
                                                2008        2007     2006     2005     2004    2003
                                            ------------  -------  -------  -------  -------  -------
Net asset value, beginning of period         $  1.00      $  0.99  $  1.00  $  0.99  $  0.99  $  0.99
Income (loss) from investment operations
   Investment income (loss)--net                0.02         0.04     0.04     0.02     0.01     0.01
   Net realized and unrealized gain (loss)
      on investments                            0.00***      0.01    (0.01)    0.01       --       --
                                             -------      -------  -------  -------  -------  -------
         Total from investment operations       0.02         0.05     0.03     0.03     0.01     0.01
Less distributions
   Investment income--net                      (0.02)       (0.04)   (0.04)   (0.02)   (0.01)   (0.01)
                                             -------      -------  -------  -------  -------  -------
         Total distributions                   (0.02)       (0.04)   (0.04)   (0.02)   (0.01)   (0.01)
                                             -------      -------  -------  -------  -------  -------
Net asset value, end of period               $  1.00      $  1.00  $  0.99  $  1.00  $  0.99  $  0.99
                                             =======      =======  =======  =======  =======  =======
Total return                                    2.14%**      5.67%    2.73%    2.99%    0.83%    1.35%
                                             =======      =======  =======  =======  =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $25,859      $26,806  $26,243  $25,245  $26,197  $27,409
Ratio of expenses with reimbursement to
   average net assets (1)                       0.80%*       0.80%    0.80%    0.80%    0.80%    0.80%
Ratio of expenses without reimbursement to
   average net assets                           0.95%*       0.97%    0.92%    0.91%    0.91%    0.89%
Ratio of net investment income (loss) to
   average net assets                           4.25%*       4.52%    3.70%    1.94%    0.83%    1.35%
Portfolio turnover rate                         0.00%       22.30%   25.75%    0.00%   70.47%    0.00%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% until December 31, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2008 (Unaudited)
SM&R MONEY MARKET FUND

COMMERCIAL PAPER

                                                    INTEREST/
                                         MATURITY     STATED       FACE
                                           DATE      RATE(%)      AMOUNT        VALUE
                                        ----------  ---------  -----------  ------------
MATERIALS--
CHEMICALS--5.75%
Praxair, Inc.                            03/04/08     2.860    $ 6,300,000  $  6,299,499
                                                                            ------------
   TOTAL MATERIALS--5.75%                                                      6,299,499
                                                                            ------------
INDUSTRIALS--
BUILDING PRODUCTS--4.74%
Lowe's Companies, Inc.                   03/07/08     2.750      5,190,000     5,188,412
                                                                            ------------
   TOTAL INDUSTRIALS--4.74%                                                    5,188,412
                                                                            ------------
CONSUMER DISCRETIONARY--
AUTOMOBILES--5.52%
Dollar Thrifty                           03/19/08     3.250      6,050,000     6,041,248
                                                                            ------------
   TOTAL CONSUMER DISCRETIONARY--5.52%                                         6,041,248
                                                                            ------------
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--5.47%
FPL Fuels, Inc.                          03/10/08     3.000      6,000,000     5,996,491
INSURANCE--5.70%
Alfa Corp.                               03/05/08     3.080      6,239,000     6,237,931
                                                                            ------------
   TOTAL FINANCIALS--11.17%                                                   12,234,422
                                                                            ------------
UTILITIES--
ELECTRIC UTILITIES--3.89%
Nstar Electric Co.                       03/17/08     2.920      4,268,000     4,263,151
                                                                            ------------
   TOTAL UTILITIES--3.89%                                                      4,263,151
                                                                            ------------
   TOTAL COMMERCIAL PAPER--31.07%
      (Cost $34,026,732)                                                      34,026,732
                                                                            ------------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--69.08%
Federal Home Loan Bank                   03/03/08     1.950      5,872,000     5,872,000
Federal Home Loan Bank                   03/03/08     2.650      6,303,000     6,303,000
Federal Home Loan Bank                   03/11/08     2.750      7,776,000     7,771,243
Federal Home Loan Bank                   03/12/08     2.740      8,890,000     8,883,901
Federal Home Loan Bank                   03/13/08     2.790     11,007,000    10,998,463
Federal Home Loan Bank                   03/14/08     2.830      8,780,000     8,772,398
Federal Home Loan Bank                   03/24/08     2.890      8,213,000     8,199,146
Federal Home Loan Bank                   03/26/08     2.880     11,018,000    10,997,719
Federal Home Loan Mortgage Corp.         03/06/08     2.710      7,851,000     7,849,223
                                                                            ------------
                                                                              75,647,093
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--69.08%
      (Cost $75,647,093)                                                      75,647,093
                                                                            ------------
   TOTAL INVESTMENTS--100.15%
      (Cost $109,673,825)                                                    109,673,825
   LIABILITIES IN EXCESS OF OTHER ASSETS--(0.15)%                               (169,069)
                                                                            ------------
   TOTAL NET ASSETS--100.00%                                                $109,504,756
                                                                            ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2008 (Unaudited) SM&R MONEY MARKET FUND

ASSETS
Investments in unaffiliated securities, at cost and value         $  109,673,825
Prepaid expenses                                                          19,970
Receivable for:
   Investment securities sold                                              1,035
   Capital stock sold                                                     38,123
   Expense reimbursement                                                   1,580
Other Assets                                                              11,028
                                                                  --------------
      TOTAL ASSETS                                                   109,745,561
                                                                  --------------
LIABILITIES
Capital stock reacquired                                                 163,592
Distribution payable                                                         301
Payable to investment adviser for fund expenses                            5,197
Accrued:
   Investment advisory fees                                               26,449
   Administrative service fees                                            25,394
Other liabilities                                                         19,872
                                                                  --------------
      TOTAL LIABILITIES                                                  240,805
                                                                  --------------
      NET ASSETS                                                  $  109,504,756
                                                                  ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Undistributed net investment income                               $            8
Capital (par value and additional paid-in)                           109,504,748
                                                                  ==============
Net Assets                                                        $  109,504,756
                                                                  ==============
      SHARES OUTSTANDING ($.01 par value per share)                  109,504,748
                                                                  ==============
      NET ASSET VALUE                                             $         1.00
                                                                  ==============
      SHARES AUTHORIZED                                            3,000,000,000

STATEMENT OF OPERATIONS  Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME
Interest                                                             $2,400,603
                                                                     ----------
      TOTAL INVESTMENT INCOME                                         2,400,603
                                                                     ----------
EXPENSES
Investment advisory fees                                                140,078
Administrative service fees                                             136,794
Professional fees                                                        12,232
Custody and transaction fees                                              5,435
Directors' fees and expenses                                              3,189
Compliance expenses                                                       1,352
Qualification fees                                                       14,636
Shareholder reporting expenses                                            2,230
Insurance expenses                                                       13,201
Other expenses                                                              168
                                                                     ----------
   TOTAL EXPENSES                                                       329,315
   LESS EXPENSES REIMBURSED                                             (46,262)
                                                                     ----------
   NET EXPENSES                                                         283,053
                                                                     ----------
INVESTMENT INCOME (LOSS)--NET                                        $2,117,550
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
SM&R MONEY MARKET FUND

                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED   YEAR ENDED
                                                      FEBRUARY 29,    AUGUST 31,
                                                   ----------------  -----------
                                                         2008           2007
                                                   ----------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                     $  2,117,550    $  4,718,729
                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                              (2,117,542)     (4,718,729)
                                                     ------------    ------------
CAPITAL SHARE TRANSACTIONS--NET                         7,919,678      12,815,570
                                                     ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 7,919,686      12,815,570
NET ASSETS
   Beginning of period                                101,585,070      88,769,500
                                                     ------------    ------------
   End of period                                     $109,504,756    $101,585,070
                                                     ============    ============
Undistributed Net Investment Income                  $          8    $         --
                                                     ============    ============

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

                                            (UNAUDITED)
                                            SIX MONTHS
                                                ENDED
                                            FEBRUARY 29,                YEAR ENDED AUGUST 31,
                                            ------------  -------------------------------------------------
                                               2008         2007       2006      2005      2004      2003
                                             --------     --------   -------   -------   -------   --------
Net asset value, beginning of period         $   1.00     $   1.00   $  1.00   $  1.00   $  1.00   $   1.00
Income (loss) from investment operations
   Investment income (loss)--net                 0.02         0.05      0.04      0.02      0.01       0.01
                                             --------     --------   -------   -------   -------   --------
      Total from investment operations           0.02         0.05      0.04      0.02      0.01       0.01
Less distributions
   Investment income--net                       (0.02)       (0.05)    (0.04)    (0.02)    (0.01)     (0.01)
                                             --------     --------   -------   -------   -------   --------
         Total distributions                    (0.02)       (0.05)    (0.04)    (0.02)    (0.01)     (0.01)
                                             --------     --------   -------   -------   -------   --------
Net asset value, end of period               $   1.00     $   1.00   $  1.00   $  1.00   $  1.00   $   1.00
                                             ========     ========   =======   =======   =======   ========
Total return                                     1.93%**      4.84%     4.04%     2.03%     0.58%      0.80%
                                             ========     ========   =======   =======   =======   ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $109,505     $101,585   $88,769   $76,890   $95,202   $103,469
Ratio of expenses with reimbursement to
   average net assets                            0.50%*       0.50%     0.50%     0.50%     0.50%      0.50%
Ratio of expenses without reimbursement to
   average net assets                            0.58%*       0.63%     0.73%     0.59%     0.60%      0.58%
Ratio of net investment income (loss) to
   average net assets                            3.73%*       4.74%     4.01%     1.98%     0.58%      0.84%

*    Ratios annualized

**   Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS   February 29, 2008 (Unaudited)
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING AUGUST 31, 2007   LOSS CARRYFORWARDS    EXPIRATION DATES
-------------------------------   -------------------   ----------------
Government Bond Fund                   $    140                2013
                                       $177,508                2014
                                       $282,342                2015
Primary Fund                           $     88                2008
                                       $    242                2009
                                       $104,661                2010
                                       $137,592                2015

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of August 31, 2007, the Government Bond Fund had $257,242 of post-October losses which were deferred until September 1, 2006 for tax purposes. However, the Fund generated net capital losses during the year ended August 31, 2007 which deferred the post-October losses to September 1, 2007. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for Class B shares of the respective funds and for the Primary and Money Market Funds. All transactions for the Primary and Money Market Funds are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by each fund on the ex-dividend date and may be reinvested at net asset value.

Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

EXPENSES:

Qualification fees, distribution fees or other expenses directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among all of the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment adviser and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS

Growth, Equity Income and Balanced Funds

                                                         INVESTMENT
NET ASSETS                                              ADVISORY FEE
-----------------------------------------------------   ------------
Not exceeding $100,000,000                                 0.750%
Exceeding $100,000,000 but not exceeding $200,000,000      0.625%
Exceeding $200,000,000 but not exceeding $300,000,000      0.500%
Exceeding $300,000,000                                     0.400%

FIXED INCOME FUNDS

Government Bond and Tax Free Funds
NET ASSETS
Not exceeding $100,000,000                                 0.50%
Exceeding $100,000,000 but not exceeding $300,000,000      0.45%
Exceeding $300,000,000                                     0.40%

Primary Fund

All average daily net assets                               0.50%

Money Market Fund

All average daily net assets                               0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

                                                        ADMINISTRATIVE
NET ASSETS                                               SERVICE FEES
-----------------------------------------------------   --------------
Not exceeding $100,000,000                                  0.25%
Exceeding $100,000,000 but not exceeding $200,000,000       0.20%
Exceeding $200,000,000 but not exceeding $300,000,000       0.15%
Exceeding $300,000,000                                      0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per year of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but do not include the distribution and shareholder servicing fee.

Effective June 1, 2002, and until December 31, 2008, SM&R has voluntarily agreed to reimburse expenses which exceed the following percentages of each fund's average daily net assets:

                                            CLASS A  CLASS B  CLASS T  UNIVERSAL
                                            -------  -------  -------  ---------
Growth Fund                                   1.36%    1.86%      --
Equity Income Fund                            1.26%    1.76%      --
Balanced Fund                                 1.30%    1.80%      --
Government Bond Fund                          0.73%    1.23%   0.73%
Tax Free Fund                                 0.75%    1.25%   0.75%
Primary Fund                                                             0.80%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after December 31, 2008 without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary and Money Market Funds, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED,
GOVERNMENT BOND AND TAX FREE FUNDS

                 DISTRIBUTION   SERVICE   TOTAL 12b-1
                     FEE          FEE         FEE
                 ------------   -------   -----------
Class A Shares        0.25%        --        0.25%
Class B Shares        0.50%      0.25%       0.75%

For the period ended February 29, 2008, each series paid or accrued the following, as compensation under the Plans:

Growth Fund                                                              $14,457
Equity Income Fund                                                       $27,322
Balanced Fund                                                            $10,686
Government Bond Fund                                                     $ 3,169
Tax Free Fund                                                            $   898

SALES CHARGES:

During the period ended February 29, 2008, SM&R, as principal underwriter, received as sales charges on sales of capital stock of each series and made reallowances to dealers as follows:

                                                SALES               SALES
                                               CHARGES             CHARGES
                                          RECEIVED BY SM&R  REALLOWED TO DEALERS
                                          ----------------  --------------------
Growth Fund                                     $23,643             $483
Equity Income Fund                              $26,906             $735
Balanced Fund                                   $ 8,714             $ 37
Government Bond Fund                            $ 1,822             $ 27
Tax Free Fund                                   $    63             $ --

For the period ended February 29, 2008, SM&R received $10,409 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 29, 2008, SM&R and American National had the following ownership in these series:

                                   SM&R                    AMERICAN NATIONAL        AMERICAN NATIONAL AFFILIATES
                      ----------------------------  -----------------------------  -----------------------------
                                 PERCENT OF SHARES              PERCENT OF SHARES              PERCENT OF SHARES
                        SHARES      OUTSTANDING       SHARES       OUTSTANDING       SHARES       OUTSTANDING
                      ---------  -----------------  ----------  -----------------  ----------  -----------------
Growth Fund             247,675          1.17%       1,118,975          5.30%       1,627,879         7.70%
Equity Income Fund       27,218          0.65%              --          0.00%              --         0.00%
Balanced Fund           182,764         12.05%         102,682          6.77%         328,920        21.69%
Government Bond Fund    735,941         25.49%         177,091          6.13%       1,003,442        34.76%
Tax Free Fund           186,885         14.35%              --          0.00%         933,754        71.68%
Primary Fund             18,769          0.07%      22,431,168         86.58%       1,766,299         6.82%
Money Market Fund     2,333,810          2.13%      63,576,037         58.06%      34,186,504        31.22%

The Company pays directors' fees and expenses for all the independent directors. The Company also pays the salary and other expenses of the Chief Compliance Officer.

INVESTMENTS INTO AFFILIATED MONEY MARKET FUND:

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the period ended February 29, 2008 were:


Purchases                                                             12,453,521
Sales                                                                 12,523,780

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                          PURCHASES     SALES
                                                         ----------  -----------
Growth Fund                                              $5,095,212  $11,356,362
Equity Income Fund                                       $5,616,432  $14,920,308
Balanced Fund                                            $1,886,436  $ 3,570,623
Government Bond Fund                                     $6,989,156  $ 7,479,120
Tax Free Fund                                            $       --  $   913,000
Primary Fund                                             $       --  $ 1,000,000

Gross unrealized appreciation and depreciation as of February 29, 2008, based on the cost for federal income tax purposes is as follows:

                                                                         NET APPRECIATION
                                 COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
                             -----------   ------------   ------------   ----------------
Growth Fund                  $80,873,897    $17,206,214     $8,605,257       $8,600,957
Equity Income Fund           $75,864,936    $17,942,828     $8,868,361       $9,074,467
Balanced Fund                $23,156,406    $ 4,400,417     $1,471,981       $2,928,436
Government Bond Fund         $29,335,698    $ 1,492,020     $       --       $1,492,020
Tax Free Fund                $13,140,355    $   223,984     $   45,913       $  178,071
Primary Fund                 $25,640,829    $   223,136     $       --       $  223,136

NOTE 4--CAPITAL STOCK

SM&R GROWTH FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED          YEAR ENDED
                                                              FEBRUARY 29, 2008        AUGUST 31, 2007
                                                           -----------------------  ------------------------
                                                             SHARES      AMOUNT        SHARES      AMOUNT
                                                           ----------  -----------  ----------  ------------
Sale of capital shares:
   Class A                                                     89,236  $   418,681     131,308  $    613,711
   Class B                                                     26,791      120,316      56,328       257,907
   Class T                                                    273,889    1,297,928     512,529     2,445,948
                                                           ----------  -----------  ----------  ------------
   Total sale of capital shares                               389,916    1,836,925     700,165     3,317,566
Investment income dividends reinvested:
   Class A                                                      5,768       26,476       5,047        23,860
   Class B                                                      2,442       10,941         551         2,476
   Class T                                                    134,700      630,394     116,052       564,573
                                                           ----------  -----------  ----------  ------------
   Total investment income dividends reinvested               142,910      667,811     121,650       590,909
Distributions from net realized gains reinvested:
   Class A                                                     23,843      109,438      40,172       184,391
   Class B                                                     14,290       64,018      23,950       107,537
   Class T                                                    498,285    2,331,973     643,142     3,016,336
                                                           ----------  -----------  ----------  ------------
   Total distributions from net realized gains reinvested     536,418    2,505,429     707,264     3,308,264
                                                           ----------  -----------  ----------  ------------
Subtotals                                                   1,069,244    5,010,165   1,529,079     7,216,739
Redemptions of capital shares outstanding:
   Class A                                                   (369,580)  (1,827,118)   (300,531)   (1,411,490)
   Class B                                                   (185,646)    (840,982)   (238,225)   (1,096,043)
   Class T                                                 (1,134,131)  (5,412,695) (2,632,772)  (12,572,932)
                                                           ----------  -----------  ----------  ------------
   Total redemptions of capital shares outstanding         (1,689,357)  (8,080,795) (3,171,528)  (15,080,465)
                                                           ----------  -----------  ----------  ------------
Net increase (decrease) in capital shares outstanding        (620,113) $(3,070,630) (1,642,449) $ (7,863,726)
                                                                       ===========              ============
Shares outstanding at beginning of year                    21,749,856               23,392,305
                                                           ----------               ----------
Shares outstanding at end of year                          21,129,743               21,749,856
                                                           ==========               ==========

SM&R EQUITY INCOME FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED           YEAR ENDED
                                                              FEBRUARY 29, 2008         AUGUST 31, 2007
                                                           -----------------------   ------------------------
                                                             SHARES      AMOUNT        SHARES       AMOUNT
                                                           ----------  -----------   ----------  ------------
Sale of capital shares:
   Class A                                                    36,262   $    814,145      94,208  $  2,211,338
   Class B                                                     8,762        185,348      20,747       473,962
   Class T                                                    28,173        645,307      78,317     1,931,543
                                                           ---------   ------------   ---------  ------------
   Total sale of capital shares                               73,197      1,644,800     193,272     4,616,843
Investment income dividends reinvested:
   Class A                                                     5,779        130,739      11,618       272,562
   Class B                                                     2,463         54,568       6,991       157,764
   Class T                                                    48,418      1,139,941     100,845     2,457,786
                                                           ---------   ------------   ---------  ------------
   Total investment income dividends reinvested               56,660      1,325,248     119,454     2,888,112
Distributions from net realized gains reinvested:
   Class A                                                    25,569        544,630      22,573       525,950
   Class B                                                    12,464        256,511      17,532       393,765
   Class T                                                   203,558      4,531,198     205,960     4,990,419
                                                           ---------   ------------   ---------  ------------
   Total distributions from net realized gains reinvested    241,591      5,332,339     246,065     5,910,134
                                                           ---------   ------------   ---------  ------------
Subtotals                                                    371,448      8,302,387     558,791    13,415,089
Redemptions of capital shares outstanding:
   Class A                                                  (128,101)    (2,880,482)    (79,425)   (1,880,736)
   Class B                                                   (64,740)    (1,451,663)   (110,524)   (2,510,171)
   Class T                                                  (326,445)    (7,651,651)   (519,789)  (12,840,554)
                                                           ---------   ------------   ---------  ------------
   Total redemptions of capital shares outstanding          (519,286)   (11,983,796)   (709,738)  (17,231,461)
                                                           ---------   ------------   ---------  ------------
Net increase (decrease) in capital shares outstanding       (147,838)  $ (3,681,409)   (150,947) $ (3,816,372)
                                                                       ============              ============
Shares outstanding at beginning of year                    4,335,956                  4,486,903
                                                           ---------                  ---------
Shares outstanding at end of year                          4,188,118                  4,335,956
                                                           =========                  =========

SM&R BALANCED FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED          YEAR ENDED
                                                              FEBRUARY 29, 2008        AUGUST 31, 2007
                                                           -----------------------  -----------------------
                                                             SHARES      AMOUNT        SHARES      AMOUNT
                                                           ----------  -----------  ----------  -----------
Sale of capital shares:
   Class A                                                     10,625  $   188,806     34,793   $   631,966
   Class B                                                      5,821      104,100      6,874       126,462
   Class T                                                     13,479      251,894     38,196       723,206
                                                           ----------  -----------  ---------   -----------
   Total sale of capital shares                                29,925      544,800     79,863     1,481,634
Investment income dividends reinvested:
   Class A                                                      1,892       34,683      4,954        89,416
   Class B                                                        663       12,400      2,356        43,045
   Class T                                                     11,626      220,589     25,563       481,420
                                                           ----------  -----------  ---------   -----------
   Total investment income dividends reinvested                14,181      267,672     32,873       613,881
Distributions from net realized gains reinvested:
   Class A                                                      3,528       62,795     14,724       263,271
   Class B                                                      1,582       28,506      8,756       158,139
   Class T                                                     21,538      398,665     69,557     1,294,446
                                                           ----------  -----------  ---------   -----------
   Total distributions from net realized gains reinvested      26,648      489,966     93,037     1,715,856
                                                           ----------  -----------  ---------   -----------
Subtotals                                                      70,754    1,302,438    205,773     3,811,371
Redemptions of capital shares outstanding:
   Class A                                                    (60,356)  (1,120,406)   (63,459)   (1,164,640)
   Class B                                                    (36,314)    (683,988)   (54,363)     (997,206)
   Class T                                                    (49,513)    (927,224)   (99,713)   (1,896,290)
                                                           ----------  -----------  ---------   -----------
   Total redemptions of capital shares outstanding           (146,183)  (2,731,618)  (217,535)   (4,058,136)
                                                           ----------  -----------  ---------   -----------
Net increase (decrease) in capital shares outstanding         (75,429) $(1,429,180)   (11,762)  $  (246,765)
                                                                       ===========              ===========
Shares outstanding at beginning of year                     1,591,810               1,603,572
                                                            ---------               ---------
Shares outstanding at end of year                           1,516,381               1,591,810
                                                            =========               =========

SM&R GOVERNMENT BOND FUND


                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED            YEAR ENDED
                                                         FEBRUARY 29, 2008         AUGUST 31, 2007
                                                       ---------------------  -----------------------
                                                         SHARES     AMOUNT      SHARES      AMOUNT
                                                       ---------  ----------  ---------  ------------
Sale of capital shares:
   Class A                                                16,265  $  175,517     20,423  $   210,976
   Class B                                                 4,277      46,097      5,449       56,127
   Class T                                                69,343     738,760     39,756      406,160
                                                       ---------  ----------  ---------  ------------
   Total sale of capital shares                           89,885     960,374     65,628      673,263
Investment income dividends reinvested:
   Class A                                                 1,753      18,658      4,049       41,840
   Class B                                                   785       8,336      2,208       22,780
   Class T                                                48,719     511,664    104,808    1,068,902
                                                       ---------  ----------  ---------  ------------
   Total investment income dividends reinvested           51,257     538,658    111,065    1,133,522
                                                       ---------  ----------  ---------  ------------
Subtotals                                                141,142   1,499,032    176,693    1,806,785
Redemptions of capital shares outstanding:
   Class A                                               (17,707)   (185,435)   (16,698)    (172,759)
   Class B                                               (12,236)   (128,333)   (18,696)    (193,013)
   Class T                                               (21,170)   (222,770)   (82,708)    (844,694)
                                                       ---------  ----------  ---------  ------------
   Total redemptions of capital shares outstanding       (51,113)   (536,538)  (118,102)  (1,210,466)
                                                       ---------  ----------  ---------  ------------
Net increase (decrease) in capital shares outstanding     90,029  $  962,494     58,591  $   596,319
                                                                  ==========             ============
Shares outstanding at beginning of year                2,797,088              2,738,497
                                                       ---------              ---------
Shares outstanding at end of year                      2,887,117              2,797,088
                                                       =========              =========

SM&R TAX FREE FUND


                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED        YEAR ENDED
                                                         FEBRUARY 29, 2008      AUGUST 31, 2007
                                                       --------------------  --------------------
                                                         SHARES     AMOUNT     SHARES     AMOUNT
                                                       ---------  ---------  ---------  ---------
Sale of capital shares:
   Class A                                                 3,337  $  35,194      5,772  $  60,503
   Class T                                                 5,741     59,577     10,235    106,598
                                                       ---------  ---------  ---------  ---------
   Total sale of capital shares                            9,078     94,771     16,007    167,101
Investment income dividends reinvested:
   Class A                                                   407      4,255      1,159     12,119
   Class B                                                   118      1,230        723      7,574
   Class T                                                21,963    228,464     45,142    468,090
                                                       ---------  ---------  ---------  ---------
   Total investment income dividends reinvested           22,488    233,949     47,024    487,783
Distributions from net realized gains reinvested:
   Class A                                                    24        254         --         --
   Class B                                                     7         79          8         87
   Class T                                                 1,175     12,265        274      2,858
                                                       ---------  ---------  ---------  ---------
   Total distributions from net realized gains
      reinvested                                           1,206     12,598        282      2,945
                                                       ---------  ---------  ---------  ---------
Subtotals                                                 32,772    341,318     63,313    657,829
Redemptions of capital shares outstanding:
   Class A                                                (2,130)   (22,322)   (11,881)  (124,226)
   Class B                                                (4,439)   (46,766)   (27,312)  (286,270)
   Class T                                               (12,805)  (133,476)   (40,292)  (418,147)
                                                       ---------  ---------  ---------  ---------
   Total redemptions of capital shares outstanding       (19,374)  (202,564)   (79,485)  (828,643)
                                                       ---------  ---------  ---------  ---------
Net increase (decrease) in capital shares outstanding     13,398  $ 138,754    (16,172) $(170,814)
                                                                  =========             =========
Shares outstanding at beginning of year                1,289,211             1,305,383
                                                       ---------             ---------
Shares outstanding at end of year                      1,302,609             1,289,211
                                                       =========             =========

SM&R PRIMARY FUND


                                                             (UNAUDITED)
                                                           SIX MONTHS ENDED             YEAR ENDED
                                                          FEBRUARY 29, 2008          AUGUST 31, 2007
                                                       -----------------------  -------------------------
                                                         SHARES       AMOUNT       SHARES       AMOUNT
                                                       ----------  -----------  -----------  ------------
Sale of capital shares:                                 1,922,885  $ 1,922,885   11,828,447  $ 11,824,661
Investment income dividends reinvested                    558,338      558,339    1,196,240     1,191,177
Redemptions of capital shares outstanding              (3,491,230)  (3,491,230) (12,592,282)  (12,575,472)
                                                       ----------  -----------  -----------  ------------
Net increase (decrease) in capital shares outstanding  (1,010,007) $(1,010,006)     432,405  $    440,366
                                                                   ===========               ============
Shares outstanding at beginning of year                26,917,582                26,485,177
                                                       ----------               -----------
Shares outstanding at end of year                      25,907,575                26,917,582
                                                       ==========               ===========

SM&R MONEY MARKET FUND


                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED                YEAR ENDED
                                                            FEBRUARY 29, 2008             AUGUST 31, 2007
                                                       ---------------------------  ---------------------------
                                                          SHARES         AMOUNT        SHARES         AMOUNT
                                                       ------------  -------------  ------------  -------------
Sale of capital shares:                                 151,830,288  $ 151,830,288   256,039,416  $ 256,039,416
Investment income dividends reinvested                    2,119,714      2,119,714     4,690,221      4,690,221
Redemptions of capital shares outstanding              (146,030,324)  (146,030,324) (247,914,067)  (247,914,067)
                                                       ------------  -------------  ------------  -------------
Net increase (decrease) in capital shares outstanding     7,919,678  $   7,919,678    12,815,570  $  12,815,570
                                                                     =============                =============
Shares outstanding at beginning of year                 101,585,070                   88,769,500
                                                       ------------                 ------------
Shares outstanding at end of year                       109,504,748                  101,585,070
                                                       ============                 ============

NOTE 6--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months making it effective June 29, 2007. The Funds adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, as of August 31, 2007. As a result of the implementation of Interpretation 48, there was no impact to the Funds. The Funds file income tax returns in the U.S. federal jurisdiction and are no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2003.

In September 2006 and February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No.157, Fair Value Measurements ("FAS 157") and Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("FAS 159"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value. The provisions of FAS 157 and FAS 159 are effective for fiscal years beginning after November 15, 2007. Management is currently assessing the impact of FAS 157 and FAS 159, if any, on the Fund's financial statements and intends for the Fund to adopt the FAS 157 and FAS 159 provisions during 2008.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

SM&R INVESTMENTS, INC.         2450 South Shore Boulevard, League City, TX 77573

                                   DIRECTORS
                             Florentino F. Gonzalez
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                                Steven H. Stubbs
                               Jamie G. Williams

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
   Teresa E. Axelson, Vice President, Secretary, and Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                            Greer, Herz & Adams, LLP
                                One Moody Plaza
                              Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    BKD, LLP
                        2800 Post Oak Blvd., Suite 3200
                               Houston, TX 77056
                                Form 9429 02/08





Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
        Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
		Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of May 7, 2008, an evaluation was performed under the
		supervision and with the participation of the officers of Securities Management and Research, Inc. (the Company), including the Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the officers, including the CEO and CFO, conclude that, as of May 7, 2008, the companys disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were reasonably designed so as to ensure that material information relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SM&R Investments, Inc.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 7, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registant and in the capacities and on the dates indicated.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 7, 2008



By:	\S\ Brenda T. Koelemay
	-------------------------------------
	Principal Financial Officer

Date:  May 7, 2008